United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: January 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.09%
Communication Services - 3.98%
Interactive Media & Services - 0.78%
Alphabet, Inc., Class AA	520	$1,407,156

Media - 2.42%
Altice USA, Inc., Class AA	40,296	581,068
Comcast Corp., Class A	34,005	1,699,910
Discovery, Inc., Class CA	41,499	1,134,998
News Corp., Class A	31,000	689,440
Omnicom Group, Inc.	3,486	262,705

		4,368,121

Wireless Telecommunication Services - 0.78%
T-Mobile US, Inc.A	6,010	650,102
Vodafone Group PLC, ADR	42,732	748,237

		1,398,339

Total Communication Services		7,173,616

Consumer Discretionary - 5.73%
Auto Components - 0.81%
Adient PLCA	4,532	190,208
Goodyear Tire & Rubber Co.A	9,459	196,085
Magna International, Inc.	13,304	1,072,435

		1,458,728

Automobiles - 0.92%
General Motors Co.A	27,642	1,457,563
Harley-Davidson, Inc.	5,741	198,466

		1,656,029

Hotels, Restaurants & Leisure - 1.41%
Aramark	14,054	481,912
Booking Holdings, Inc.A	180	442,103
Las Vegas Sands Corp.A	36,971	1,619,330

		2,543,345

Multiline Retail - 0.81%
Dollar General Corp.	7,020	1,463,530

Specialty Retail - 1.32%
Advance Auto Parts, Inc.	5,886	1,362,668
Lowe’s Cos., Inc.	4,238	1,005,889

		2,368,557

Textiles, Apparel & Luxury Goods - 0.46%
Ralph Lauren Corp.	7,457	826,534

Total Consumer Discretionary		10,316,723

Consumer Staples - 1.56%
Beverages - 0.84%
Coca-Cola Europacific Partners PLC	26,393	1,508,360

Food Products - 0.27%
Mondelez International, Inc., Class A	7,400	496,022

Personal Products - 0.45%
Unilever PLC, ADR	15,900	817,101

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.09% (continued)
Consumer Staples - 1.56% (continued)
Total Consumer Staples		$2,821,483

Energy - 7.15%
Energy Equipment & Services - 1.12%
Baker Hughes Co.	12,300	337,512
Halliburton Co.	21,500	660,910
NOV, Inc.	39,300	645,306
Schlumberger NV	9,700	378,979

		2,022,707

Oil, Gas & Consumable Fuels - 6.03%
APA Corp.	31,614	1,049,901
Cenovus Energy, Inc.	18,900	274,995
Hess Corp.	31,873	2,941,559
Marathon Oil Corp.	96,031	1,869,724
Murphy Oil Corp.	11,500	363,400
Phillips 66	23,966	2,032,077
Pioneer Natural Resources Co.	6,291	1,377,037
Shell PLC	18,435	947,559

		10,856,252

Total Energy		12,878,959

Financials - 14.39%
Banks - 6.68%
Bank of America Corp.	5,898	272,134
Citigroup, Inc.	41,157	2,680,144
Citizens Financial Group, Inc.	10,168	523,347
First Citizens BancShares, Inc., Class A	702	546,914
JPMorgan Chase & Co.	3,711	551,454
M&T Bank Corp.	8,500	1,439,730
US Bancorp	30,052	1,748,726
Wells Fargo & Co.	79,396	4,271,505

		12,033,954

Capital Markets - 2.57%
Bank of New York Mellon Corp.	15,915	943,123
Credit Suisse Group AG, ADRB	53,100	506,043
Goldman Sachs Group, Inc.	3,317	1,176,474
Northern Trust Corp.	12,272	1,431,406
State Street Corp.	6,006	567,567

		4,624,613

Consumer Finance - 0.68%
American Express Co.	5,757	1,035,224
SLM Corp.	10,699	196,219

		1,231,443

Diversified Financial Services - 0.60%
Berkshire Hathaway, Inc., Class BA	2,600	813,852
Equitable Holdings, Inc.	7,900	265,756

		1,079,608

Insurance - 3.86%
Allstate Corp.	8,013	966,929
American International Group, Inc.	59,028	3,408,867
Hartford Financial Services Group, Inc.	9,300	668,391
Travelers Cos., Inc.	4,957	823,754

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.09% (continued)
Financials - 14.39% (continued)
Insurance - 3.86% (continued)
Willis Towers Watson PLC	4,624	$1,081,831

		6,949,772

Total Financials		25,919,390

Health Care - 8.50%
Health Care Equipment & Supplies - 1.21%
Boston Scientific Corp.A	6,300	270,270
Medtronic PLC	14,969	1,549,142
Zimmer Biomet Holdings, Inc.	2,932	360,695

		2,180,107

Health Care Providers & Services - 5.01%
Anthem, Inc.	8,351	3,682,707
Centene Corp.A	8,200	637,632
CVS Health Corp.	16,917	1,801,830
HCA Healthcare, Inc.	1,400	336,070
Humana, Inc.	1,100	431,750
UnitedHealth Group, Inc.	4,516	2,134,126

		9,024,115

Pharmaceuticals - 2.28%
Bristol-Myers Squibb Co.	4,300	279,027
GlaxoSmithKline PLC, ADRB	15,943	714,565
Merck & Co., Inc.	18,002	1,466,803
Perrigo Co. PLC	30,682	1,168,064
Sanofi, ADR	9,103	473,356

		4,101,815

Total Health Care		15,306,037

Industrials - 7.61%
Aerospace & Defense - 0.62%
Raytheon Technologies Corp.	12,494	1,126,834

Air Freight & Logistics - 0.63%
FedEx Corp.	4,600	1,130,956

Construction & Engineering - 0.87%
AECOM	20,581	1,422,765
Fluor Corp.A	6,700	140,968

		1,563,733

Electrical Equipment - 0.83%
Emerson Electric Co.	4,943	454,509
Vertiv Holdings Co.	49,848	1,039,829

		1,494,338

Industrial Conglomerates - 1.37%
General Electric Co.	26,162	2,471,786

Machinery - 2.64%
CNH Industrial NV	56,180	850,003
Cummins, Inc.	2,872	634,367
Deere & Co.	2,809	1,057,307
Iveco Group NVA	11,255	119,743
PACCAR, Inc.	5,539	515,072

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.09% (continued)
Industrials - 7.61% (continued)
Machinery - 2.64% (continued)
Stanley Black & Decker, Inc.	9,015	$1,574,470

		4,750,962

Road & Rail - 0.65%
JB Hunt Transport Services, Inc.	6,136	1,181,425

Total Industrials		13,720,034

Information Technology - 5.97%
Communications Equipment - 1.08%
F5, Inc.A	6,400	1,328,768
Telefonaktiebolaget LM Ericsson, ADRB	49,520	613,058

		1,941,826

Electronic Equipment, Instruments & Components - 0.79%
Corning, Inc.	18,995	798,550
TE Connectivity Ltd.	4,358	623,237

		1,421,787

IT Services - 0.88%
Cognizant Technology Solutions Corp., Class A	18,594	1,588,300

Semiconductors & Semiconductor Equipment - 1.41%
Broadcom, Inc.	2,281	1,336,392
Micron Technology, Inc.	4,800	394,896
QUALCOMM, Inc.	4,638	815,175

		2,546,463

Software - 1.69%
Microsoft Corp.	4,095	1,273,463
Oracle Corp.	21,720	1,762,795

		3,036,258

Technology Hardware, Storage & Peripherals - 0.12%
Hewlett Packard Enterprise Co.	13,208	215,687

Total Information Technology		10,750,321

Materials - 3.01%
Chemicals - 2.89%
Air Products and Chemicals, Inc.	3,864	1,090,112
Axalta Coating Systems Ltd.A	22,519	666,788
Corteva, Inc.	22,281	1,071,270
DuPont de Nemours, Inc.	13,812	1,057,999
International Flavors & Fragrances, Inc.	9,988	1,317,617

		5,203,786

Containers & Packaging - 0.12%
International Paper Co.	4,525	218,331

Total Materials		5,422,117

Real Estate - 0.96%
Equity Real Estate Investment Trusts (REITs) - 0.96%
MGM Growth Properties LLC, Class A	44,469	1,728,955

Utilities - 1.23%
Electric Utilities - 1.23%
Pinnacle West Capital Corp.	8,053	560,569
PPL Corp.	46,347	1,375,579

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 60.09% (continued)
Utilities - 1.23% (continued)
Electric Utilities - 1.23% (continued)
Southern Co.	4,043	$280,948

		2,217,096

Total Utilities		2,217,096

Total Common Stocks (Cost $78,371,223)		108,254,731

	Principal Amount
CORPORATE OBLIGATIONS - 14.50%
Basic Materials - 0.07%
Chemicals - 0.04%
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	$70,000	69,621

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	52,215

Total Basic Materials		121,836

Communications - 1.46%
Internet - 0.40%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	339,886
1.200%, Due 6/3/2027	250,000	240,150
3.875%, Due 8/22/2037	120,000	134,050

		714,086

Media - 0.41%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	47,404
3.500%, Due 3/1/2042	70,000	62,955
3.700%, Due 4/1/2051	60,000	53,220
Comcast Corp.,
3.150%, Due 3/1/2026	59,000	61,545
3.400%, Due 4/1/2030	80,000	84,585
1.950%, Due 1/15/2031	75,000	70,801
6.550%, Due 7/1/2039	217,000	310,084
2.887%, Due 11/1/2051C	64,000	57,951

		748,545

Telecommunications - 0.65%
AT&T, Inc.,
0.900%, Due 3/25/2024	110,000	108,024
3.400%, Due 5/15/2025	169,000	176,279
2.250%, Due 2/1/2032	65,000	60,702
5.350%, Due 9/1/2040	65,000	78,523
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	270,000	283,622
Verizon Communications, Inc.,
2.100%, Due 3/22/2028	90,000	87,683
4.329%, Due 9/21/2028	180,000	198,154
4.500%, Due 8/10/2033	50,000	56,529
2.850%, Due 9/3/2041	65,000	60,765
3.550%, Due 3/22/2051	55,000	55,688

		1,165,969

Total Communications		2,628,600

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.50% (continued)
Consumer, Cyclical - 1.31%
Airlines - 0.04%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	$78,091	$77,767

Auto Manufacturers - 0.37%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	53,902
General Motors Financial Co., Inc.,
1.250%, Due 1/8/2026	45,000	43,031
1.500%, Due 6/10/2026	60,000	57,470
Toyota Motor Credit Corp., 1.800%, Due 2/13/2025	500,000	500,756

		655,159

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	50,000	57,372

Leisure Time - 0.06%
Brunswick Corp., 0.850%, Due 8/18/2024	110,000	107,438

Lodging - 0.03%
Marriott International, Inc., 2.850%, Due 4/15/2031, Series HH	55,000	52,994

Retail - 0.78%
Dollar General Corp., 4.125%, Due 5/1/2028	40,000	43,315
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	516,642
1.375%, Due 3/15/2031	350,000	318,811
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	80,000	87,469
Tractor Supply Co., 1.750%, Due 11/1/2030	60,000	54,455
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	152,082
7.550%, Due 2/15/2030	169,000	234,524

		1,407,298

Total Consumer, Cyclical		2,358,028

Consumer, Non-Cyclical - 2.18%
Agriculture - 0.03%
Cargill, Inc., 1.375%, Due 7/23/2023C	50,000	50,080

Biotechnology - 0.32%
Amgen, Inc.,
3.200%, Due 11/2/2027	500,000	521,975
4.400%, Due 5/1/2045	55,000	61,410

		583,385

Commercial Services - 0.11%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	40,612
Quanta Services, Inc.,
2.900%, Due 10/1/2030	100,000	98,357
3.050%, Due 10/1/2041	70,000	63,271

		202,240

Food - 0.30%
Mondelez International, Inc., 1.500%, Due 2/4/2031	65,000	58,447

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.50% (continued)
Consumer, Non-Cyclical - 2.18% (continued)
Food - 0.30% (continued)
Nestle Holdings, Inc., 1.150%, Due 1/14/2027C	$500,000	$477,787

		536,234

Health Care - Products - 0.13%
Medtronic, Inc., 3.500%, Due 3/15/2025	219,000	230,119

Health Care - Services - 0.47%
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	57,136
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	80,000	75,170
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	37,793
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	100,000	96,928
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	55,000	53,376
UnitedHealth Group, Inc.,
0.550%, Due 5/15/2024	350,000	342,608
3.875%, Due 12/15/2028	160,000	174,805

		837,816

Pharmaceuticals - 0.82%
AbbVie, Inc.,
4.450%, Due 5/14/2046	60,000	67,340
4.250%, Due 11/21/2049	85,000	94,571
Bristol-Myers Squibb Co.,
0.750%, Due 11/13/2025	350,000	335,658
3.400%, Due 7/26/2029	650,000	690,082
2.350%, Due 11/13/2040	60,000	53,205
Cigna Corp., 4.125%, Due 11/15/2025	50,000	53,419
CVS Health Corp.,
4.300%, Due 3/25/2028	39,000	42,477
5.050%, Due 3/25/2048	30,000	36,806
Viatris, Inc., 3.850%, Due 6/22/2040	45,000	44,975
Zoetis, Inc., 3.000%, Due 9/12/2027	60,000	61,822

		1,480,355

Total Consumer, Non-Cyclical		3,920,229

Energy - 0.72%
Oil & Gas - 0.25%
Chevron USA, Inc., 2.343%, Due 8/12/2050	65,000	56,150
Diamondback Energy, Inc.,
2.875%, Due 12/1/2024	70,000	71,423
3.125%, Due 3/24/2031	140,000	138,889
EOG Resources, Inc., 4.375%, Due 4/15/2030	40,000	44,834
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	60,000	67,098
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	45,000	41,478
2.150%, Due 1/15/2031	25,000	23,420

		443,292

Pipelines - 0.47%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039C	65,000	60,554
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	61,000	65,518
MPLX LP,
1.750%, Due 3/1/2026	85,000	82,844
4.125%, Due 3/1/2027	45,000	47,885
ONEOK, Inc., 4.550%, Due 7/15/2028	65,000	69,513
Phillips 66 Partners LP, 3.750%, Due 3/1/2028	70,000	73,399

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.50% (continued)
Energy - 0.72% (continued)
Pipelines - 0.47% (continued)
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	$195,000	$209,141
4.500%, Due 5/15/2030	50,000	54,832
Williams Cos., Inc.,
2.600%, Due 3/15/2031	120,000	115,488
5.400%, Due 3/4/2044	60,000	71,338

		850,512

Total Energy		1,293,804

Financial - 4.28%
Banks - 3.10%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	202,790
1.734%, Due 7/22/2027, (SOFR + 0.960%)D	350,000	339,369
2.087%, Due 6/14/2029, (SOFR + 1.060%)D	50,000	48,024
2.299%, Due 7/21/2032, (SOFR + 1.220%)D	160,000	151,332
6.110%, Due 1/29/2037	176,000	227,482
5.000%, Due 1/21/2044	145,000	179,480
Citigroup, Inc.,
1.281%, Due 11/3/2025, (SOFR + 0.528%)D	40,000	39,212
3.400%, Due 5/1/2026	350,000	367,506
4.412%, Due 3/31/2031, (SOFR + 3.914%)D	245,000	269,624
5.875%, Due 1/30/2042	145,000	193,720
Fifth Third Bank NA, 2.250%, Due 2/1/2027	500,000	501,145
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (SOFR + 0.798%)D	125,000	119,959
1.542%, Due 9/10/2027, (SOFR + 0.818%)D	100,000	95,545
2.615%, Due 4/22/2032, (SOFR + 1.281%)D	55,000	53,293
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	453,764
2.301%, Due 10/15/2025, (SOFR + 1.160%)D	180,000	181,162
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	105,000	111,314
2.963%, Due 1/25/2033E	100,000	100,650
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	90,000	97,100
5.500%, Due 10/15/2040	313,000	405,660
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)D	110,000	106,662
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	90,000	94,304
1.794%, Due 2/13/2032, (SOFR + 1.034%)D	115,000	105,144
2.943%, Due 1/21/2033E	65,000	65,184
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	80,000	82,935
3.400%, Due 9/15/2026, Series T, (5-Yr. CMT + 2.595%)D F	80,000	75,399
2.550%, Due 1/22/2030	500,000	499,115
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)D	65,000	66,070
2.200%, Due 3/3/2031	55,000	53,020
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)D	55,000	53,213
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)D	160,000	157,391
5.375%, Due 11/2/2043	65,000	80,389

		5,576,957

Diversified Financial Services - 0.17%
American Express Co., 4.200%, Due 11/6/2025	60,000	64,670
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	60,000	64,145

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.50% (continued)
Financial - 4.28% (continued)
Diversified Financial Services - 0.17% (continued)
Charles Schwab Corp.,
0.750%, Due 3/18/2024	$45,000	$44,300
3.250%, Due 5/22/2029	65,000	68,137
Visa, Inc., 3.150%, Due 12/14/2025	60,000	62,959

		304,211

Insurance - 0.49%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	65,000	57,920
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	228,917
4.721%, Due 12/15/2044	193,000	233,883
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	368,385

		889,105

REITS - 0.52%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	58,692
American Tower Corp., 2.300%, Due 9/15/2031	90,000	84,153
Camden Property Trust, 3.150%, Due 7/1/2029	60,000	62,127
Crown Castle International Corp.,
3.800%, Due 2/15/2028	60,000	63,199
2.900%, Due 4/1/2041	55,000	49,989
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	58,412
ERP Operating LP, 1.850%, Due 8/1/2031	75,000	70,542
Prologis LP, 1.250%, Due 10/15/2030	50,000	45,106
Public Storage, 2.250%, Due 11/9/2031	125,000	121,893
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	325,248

		939,361

Total Financial		7,709,634

Industrial - 1.34%
Aerospace/Defense - 0.28%
Boeing Co., 2.750%, Due 2/1/2026	75,000	75,942
General Dynamics Corp., 3.500%, Due 5/15/2025	75,000	78,696
Northrop Grumman Corp., 3.850%, Due 4/15/2045	55,000	58,898
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	217,000	290,338

		503,874

Building Materials - 0.09%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	55,000	54,384
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	99,707

		154,091

Environmental Control - 0.03%
Waste Connections, Inc., 2.200%, Due 1/15/2032	65,000	61,462

Machinery - Construction & Mining - 0.24%
Caterpillar Financial Services Corp., 1.150%, Due 9/14/2026	440,000	424,325

Machinery - Diversified - 0.28%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	502,486

Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	65,000	60,492

Packaging & Containers - 0.07%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	55,000	53,976

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.50% (continued)
Industrial - 1.34% (continued)
Packaging & Containers - 0.07% (continued)
Berry Global, Inc., 1.650%, Due 1/15/2027	$85,000	$80,514

		134,490

Transportation - 0.32%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	266,970
CSX Corp., 5.500%, Due 4/15/2041	157,000	198,804
FedEx Corp., 3.250%, Due 5/15/2041	55,000	52,836
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	61,564

		580,174

Total Industrial		2,421,394

Technology - 1.91%
Computers - 1.15%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	189,733
2.200%, Due 9/11/2029	300,000	297,884
Dell International LLC / EMC Corp.,
5.300%, Due 10/1/2029	160,000	183,462
3.450%, Due 12/15/2051C	70,000	61,660
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	630,837
HP, Inc., 4.050%, Due 9/15/2022	145,000	148,102
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	567,220

		2,078,898

Semiconductors - 0.62%
Intel Corp., 1.600%, Due 8/12/2028	500,000	479,597
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	37,363
1.900%, Due 6/15/2030	75,000	71,576
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	480,415
QUALCOMM, Inc., 1.650%, Due 5/20/2032	59,000	53,922

		1,122,873

Software - 0.14%
Fiserv, Inc., 3.500%, Due 7/1/2029	75,000	77,838
Oracle Corp., 4.300%, Due 7/8/2034	92,000	96,551
VMware, Inc., 2.200%, Due 8/15/2031	80,000	74,641

		249,030

Total Technology		3,450,801

Utilities - 1.23%
Electric - 1.06%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	120,000	120,164
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	28,513
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	309,172
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09-C	169,000	210,138
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	66,305
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	55,000	56,969
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	115,000	110,837
Duke Energy Corp., 3.750%, Due 4/15/2024	45,000	46,721
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	110,002
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A-2	265,000	260,824
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	54,970

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.50% (continued)
Utilities - 1.23% (continued)
Electric - 1.06% (continued)
Entergy Corp., 2.800%, Due 6/15/2030	$45,000	$44,286
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	52,144
Exelon Corp., 4.050%, Due 4/15/2030	60,000	64,820
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	56,473
Kentucky Utilities Co., 3.300%, Due 6/1/2050	60,000	59,267
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	65,000	64,061
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	63,228
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	60,245
Oklahoma Gas and Electric Co., 0.553%, Due 5/26/2023	85,000	84,059

		1,923,198

Gas - 0.17%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	82,675
NiSource, Inc.,
3.490%, Due 5/15/2027	45,000	47,278
3.950%, Due 3/30/2048	55,000	58,755
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032C	75,000	73,419
Southern California Gas Co., 2.550%, Due 2/1/2030	40,000	39,872

		301,999

Total Utilities		2,225,197

Total Corporate Obligations (Cost $25,466,285)		26,129,523

FOREIGN CORPORATE OBLIGATIONS - 2.56%
Basic Materials - 0.08%
Mining - 0.08%
Glencore Funding LLC, 2.625%, Due 9/23/2031C	60,000	56,124
Teck Resources Ltd., 6.000%, Due 8/15/2040	65,000	79,356

		135,480

Total Basic Materials		135,480

Communications - 0.61%
Internet - 0.18%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	325,460

Media - 0.19%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	151,014
3.850%, Due 9/29/2024	193,000	201,514

		352,528

Telecommunications - 0.24%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	220,029
Bell Canada, Inc., 4.464%, Due 4/1/2048	25,000	29,339
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	176,394

		425,762

Total Communications		1,103,750

Consumer, Non-Cyclical - 0.52%
Agriculture - 0.09%
BAT Capital Corp., 2.259%, Due 3/25/2028	105,000	99,659
Reynolds American, Inc., 5.700%, Due 8/15/2035	65,000	74,123

		173,782

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.56% (continued)
Consumer, Non-Cyclical - 0.52% (continued)
Beverages - 0.43%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	$35,000	$41,540
Anheuser-Busch InBev Worldwide, Inc.,
5.450%, Due 1/23/2039	500,000	614,780
5.550%, Due 1/23/2049	35,000	45,207
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	69,543

		771,070

Total Consumer, Non-Cyclical		944,852

Energy - 0.53%
Oil & Gas - 0.34%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	546,220
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	70,000	67,833

		614,053

Pipelines - 0.19%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	149,597
1.000%, Due 10/12/2024	80,000	78,224
6.100%, Due 6/1/2040	82,000	107,151

		334,972

Total Energy		949,025

Financial - 0.59%
Banks - 0.51%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	75,000	77,561
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	75,353
Royal Bank of Canada,
2.250%, Due 11/1/2024	115,000	116,314
1.200%, Due 4/27/2026	500,000	482,558
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	165,661

		917,447

Financial Services - 0.08%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	150,000	146,860

Total Financial		1,064,307

Industrial - 0.23%
Aerospace/Defense - 0.18%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	327,314

Transportation - 0.05%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	95,000	90,906

Total Industrial		418,220

Total Foreign Corporate Obligations (Cost $4,320,316)		4,615,634

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $70,031)
Mexico Government International Bond, 4.600%, Due 1/23/2046	65,000	65,165

ASSET-BACKED OBLIGATIONS - 1.14%
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021-1 A3	85,000	84,587
0.340%, Due 12/18/2026, 2021-2 A3	70,000	69,119
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021-A1 A1	115,000	112,488

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.14% (continued)
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020-A A3	$86,126	$86,228
0.400%, Due 12/15/2025, 2021-A A3	95,000	93,599
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AC	110,000	107,743
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020-1 A3	76,684	77,141
1.490%, Due 12/16/2024, 2020-2 A3	35,168	35,312
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AC	90,000	87,261
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021-B A3	150,000	148,265
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1C	125,000	121,767
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018-1 A1	53,537	54,561
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	100,000	95,888
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020-1A AC	135,000	133,385
Toyota Auto Receivables Owner Trust,
1.230%, Due 6/15/2026, 2022 A A3	95,000	94,725
1.360%, Due 8/15/2024, Class A3	126,494	126,936
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021-1 A	200,000	195,905
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020-A A1A	210,000	211,132
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	110,000	109,119

Total Asset-Backed Obligations (Cost $2,065,970)		2,045,161

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.16%
BX Commercial Mortgage Trust, 0.806%, Due 9/15/2036, 2021-VOLT A, (1-mo. USD LIBOR + 0.700%)C D	140,000	139,608
Cold Storage Trust, 1.006%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)C D	113,044	112,908
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	28,889	28,972

Total Commercial Mortgage-Backed Obligations (Cost $282,369)		281,488

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.29%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	19,890	20,994
3.000%, Due 11/1/2032	67,046	70,111
5.000%, Due 8/1/2033	22,205	24,684
5.500%, Due 2/1/2034	22,236	25,040
2.500%, Due 6/1/2035	86,195	88,168
2.000%, Due 3/1/2036	245,862	247,312
2.000%, Due 10/1/2040	90,219	89,607
2.000%, Due 1/1/2041	209,862	208,438
4.000%, Due 1/1/2041	60,212	65,218
4.500%, Due 2/1/2041	42,273	46,255
2.500%, Due 9/1/2041	332,739	338,560
2.500%, Due 11/1/2041	339,988	345,937
3.500%, Due 6/1/2042	184,342	196,217
3.000%, Due 4/1/2047	193,005	200,051
3.500%, Due 1/1/2048	190,208	200,026
4.000%, Due 4/1/2048	94,346	100,591
3.000%, Due 8/1/2048	138,560	143,113
3.000%, Due 11/1/2049	281,446	289,499

		2,699,821

Federal National Mortgage Association,
3.500%, Due 1/1/2028E	16,544	17,366
5.000%, Due 3/1/2034E	24,260	26,710
4.500%, Due 4/1/2034	40,773	44,111
3.000%, Due 10/1/2034	5,571	5,812
2.000%, Due 11/1/2035E	185,906	187,461
2.000%, Due 12/1/2035E	76,957	77,481
2.000%, Due 1/1/2036E	137,537	138,348
2.000%, Due 5/1/2036	66,840	67,234

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.29% (continued)
Federal National Mortgage Association (continued)
2.000%, Due 6/1/2036	$97,638	$98,214
3.500%, Due 6/1/2037	107,073	113,498
5.500%, Due 6/1/2038	4,990	5,645
4.500%, Due 1/1/2040	42,394	46,340
5.000%, Due 5/1/2040	72,305	80,922
5.000%, Due 6/1/2040	57,301	64,359
4.000%, Due 9/1/2040	37,533	40,682
4.000%, Due 1/1/2041	80,540	86,982
2.500%, Due 11/1/2041	137,954	140,367
3.000%, Due 6/1/2043	344,420	359,647
3.500%, Due 7/1/2043	70,019	74,287
3.000%, Due 8/1/2043	318,557	331,115
4.000%, Due 11/1/2044E	51,292	55,556
4.000%, Due 7/1/2045	210,638	227,529
3.500%, Due 8/1/2045	41,477	43,872
3.500%, Due 11/1/2045	348,043	367,556
3.500%, Due 5/1/2046	43,244	45,542
4.000%, Due 7/1/2046	76,374	82,762
3.000%, Due 10/1/2046	27,830	28,762
3.000%, Due 11/1/2046	167,119	173,156
3.000%, Due 12/1/2046E	98,398	101,861
3.500%, Due 3/1/2047	38,864	41,068
4.500%, Due 7/1/2047	26,151	28,105
4.500%, Due 8/1/2047	37,370	40,225
3.500%, Due 9/1/2047	46,185	48,487
4.000%, Due 3/1/2048	62,150	65,890
4.500%, Due 4/1/2048	19,728	21,013
4.500%, Due 7/1/2048E	48,120	51,777
4.500%, Due 7/1/2048	64,898	69,476
4.000%, Due 10/1/2049E	94,816	100,334
4.500%, Due 10/1/2049	145,407	155,368
4.000%, Due 11/1/2049	219,878	235,151
2.500%, Due 8/1/2050E	204,165	204,148
2.500%, Due 8/1/2050	207,290	207,362
3.000%, Due 8/1/2050	113,774	116,765
2.500%, Due 9/1/2050	135,640	135,819
2.500%, Due 10/1/2050E	65,689	65,719
3.000%, Due 10/1/2050E	274,126	281,731
2.000%, Due 3/1/2051E	497,453	486,327
2.000%, Due 4/1/2051E	282,934	277,106
3.000%, Due 5/1/2051E	140,031	144,421
3.000%, Due 6/1/2051	160,809	165,059
3.500%, Due 6/1/2051E	189,174	197,431
3.000%, Due 11/1/2051E	194,346	198,823

		6,470,782

Government National Mortgage Association,
6.500%, Due 8/15/2027	15,371	16,800
6.500%, Due 11/15/2027	18,841	20,593
7.500%, Due 12/15/2028	16,997	18,842
5.500%, Due 7/15/2033	22,650	25,786
6.000%, Due 12/15/2033	32,031	36,953
5.500%, Due 2/20/2034	31,398	34,763
5.000%, Due 10/15/2039	53,122	61,018
3.500%, Due 9/15/2041	109,217	115,665
3.500%, Due 8/20/2047	21,538	22,533
3.500%, Due 10/20/2047	20,046	21,021
4.000%, Due 1/20/2048	102,300	108,301
5.000%, Due 1/20/2050	54,450	58,114

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.29% (continued)
Government National Mortgage Association (continued)
4.500%, Due 2/20/2050	$48,736	$51,421
5.000%, Due 2/20/2050	27,063	29,125
4.000%, Due 5/20/2051	175,318	183,409
2.500%, Due 6/20/2051	185,475	186,965
3.000%, Due 6/20/2051	87,203	89,417
2.500%, Due 7/20/2051	284,792	287,081
3.000%, Due 8/20/2051	168,565	174,665
2.500%, Due 11/20/2051	138,948	140,065
3.000%, Due 12/20/2051	338,423	347,015
3.500%, Due 1/20/2052	120,000	124,796

		2,154,348

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,315,349)		11,324,951

U.S. TREASURY OBLIGATIONS - 12.67%
U.S. Treasury Notes/Bonds,
2.000%, Due 2/15/2022	664,000	664,484
1.750%, Due 9/30/2022	500,000	503,945
1.625%, Due 11/15/2022	964,000	971,268
2.000%, Due 2/15/2023	500,000	506,055
2.750%, Due 7/31/2023	500,000	512,949
2.500%, Due 8/15/2023	964,000	985,728
0.250%, Due 3/15/2024	150,000	146,994
2.125%, Due 7/31/2024	250,000	255,264
1.250%, Due 8/31/2024	1,230,000	1,228,462
1.750%, Due 12/31/2024	700,000	707,684
1.125%, Due 2/28/2025	2,295,000	2,276,443
2.875%, Due 7/31/2025	500,000	523,945
6.875%, Due 8/15/2025	279,000	331,171
0.625%, Due 7/31/2026	500,000	479,043
1.625%, Due 10/31/2026	500,000	500,742
2.000%, Due 11/15/2026	500,000	509,238
1.750%, Due 12/31/2026	650,000	654,723
1.500%, Due 1/31/2027	1,830,000	1,819,849
2.875%, Due 5/15/2028	200,000	213,781
2.875%, Due 8/15/2028	100,000	107,062
5.250%, Due 11/15/2028	217,000	266,054
2.625%, Due 2/15/2029	450,000	476,226
2.375%, Due 5/15/2029	450,000	469,371
1.625%, Due 8/15/2029	350,000	347,348
1.750%, Due 11/15/2029	1,700,000	1,702,523
1.500%, Due 2/15/2030	2,190,000	2,149,964
4.750%, Due 2/15/2037	304,000	418,131
4.500%, Due 8/15/2039	241,000	329,191
2.250%, Due 5/15/2041	620,000	627,944
1.750%, Due 8/15/2041	30,000	27,984
2.750%, Due 8/15/2042	250,000	274,385
2.875%, Due 5/15/2049	500,000	579,219
1.375%, Due 8/15/2050	1,505,000	1,265,964

		22,833,134

Total U.S. Treasury Obligations (Cost $22,835,848)		22,833,134

	Shares
SHORT-TERM INVESTMENTS - 2.26% (Cost $4,069,859)
Investment Companies - 2.26%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	4,069,859	4,069,859

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.27% (Cost $488,015)
Investment Companies - 0.27%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	488,015	$488,015

TOTAL INVESTMENTS - 99.98% (Cost $149,285,265)		180,107,661
OTHER ASSETS, NET OF LIABILITIES - 0.02%		34,843

TOTAL NET ASSETS - 100.00%		$180,142,504

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,723,856 or 1.51% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2022.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F	Perpetual maturity. The date shown, if any, is the next call date.

G	The Fund is affiliated by having the same investment advisor.

H	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on January 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12	March 2022	$2,721,298	$2,702,550	$(18,748)

			$2,721,298	$2,702,550	$(18,748)

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$108,254,731	$—	$—	$108,254,731
Corporate Obligations	—	26,129,523	—	26,129,523
Foreign Corporate Obligations	—	4,615,634	—	4,615,634
Foreign Sovereign Obligations	—	65,165	—	65,165
Asset-Backed Obligations	—	2,045,161	—	2,045,161
Commercial Mortgage-Backed Obligations	—	281,488	—	281,488
U.S. Agency Mortgage-Backed Obligations	—	11,324,951	—	11,324,951
U.S. Treasury Obligations	—	22,833,134	—	22,833,134
Short-Term Investments	4,069,859	—	—	4,069,859
Securities Lending Collateral	488,015	—	—	488,015

Total Investments in Securities - Assets	$112,812,605	$67,295,056	$—	$180,107,661

Financial Derivative Instruments - Liabilities
Futures Contracts	$(18,748)	$—	$—	$(18,748)

Total Financial Derivative Instruments - Liabilities	$(18,748)	$—	$—	$(18,748)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 30.66%
Communications - 0.84%
Media - 0.84%
Walt Disney Co., 7.430%, Due 10/1/2026	$3,037,000	$3,738,331

Financial - 22.22%
Banks - 19.49%
Bank of America Corp., 3.974%, Due 2/7/2030, (3-mo. USD LIBOR + 1.210%)A	12,113,000	12,968,084
Citigroup, Inc.,
1.218%, Due 4/25/2022, (3-mo. USD LIBOR + 0.960%)A	8,110,000	8,114,765
3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)A	12,030,000	12,870,662
Goldman Sachs Group, Inc.,
1.259%, Due 7/24/2023, (3-mo. USD LIBOR + 1.000%)A	7,840,000	7,864,865
4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)A	8,600,000	9,262,980
JPMorgan Chase & Co., 2.083%, Due 4/22/2026, (SOFR + 1.850%)A	7,450,000	7,411,812
Morgan Stanley,
0.731%, Due 4/5/2024, (SOFR + 0.616%)A	11,125,000	11,035,551
0.666%, Due 1/24/2025B	6,785,000	6,801,691
Wells Fargo & Co., 4.478%, Due 4/4/2031, (SOFR + 4.032%)A	9,125,000	10,227,357

		86,557,767

Financial Services - 2.73%
American Express Co., 0.927%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	12,120,000	12,142,134

Total Financial		98,699,901

Industrial - 5.79%
Machinery - Diversified - 3.79%
John Deere Capital Corp.,
0.670%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	10,478,000	10,505,551
0.738%, Due 6/7/2023, (3-mo. USD LIBOR + 0.550%)A	6,300,000	6,328,899

		16,834,450

Transportation - 2.00%
United Parcel Service, Inc., 0.664%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	8,849,000	8,887,812

Total Industrial		25,722,262

Technology - 1.81%
Computers - 1.81%
International Business Machines Corp., 7.000%, Due 10/30/2025	6,860,000	8,059,777

Total Corporate Obligations (Cost $138,455,108)		136,220,271

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 55.93%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	8,120,574	8,512,533
3.000%, Due 2/1/2035	10,196,457	10,558,212
4.000%, Due 2/1/2039	5,836,238	6,226,051
4.000%, Due 4/1/2039	7,916,581	8,460,880
3.500%, Due 8/1/2039	15,363,347	16,127,347
3.500%, Due 10/1/2039	5,137,826	5,384,622
3.000%, Due 1/1/2040	4,935,943	5,085,965
3.500%, Due 8/1/2040	6,418,982	6,739,380
Federal National Mortgage Association,
3.500%, Due 9/1/2033	7,210,256	7,548,081
4.000%, Due 2/1/2034B	11,736,234	12,298,059
4.000%, Due 6/1/2034B	8,187,884	8,627,015
3.000%, Due 5/1/2035	12,741,728	13,203,427

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 55.93% (continued)
Federal National Mortgage Association (continued)
3.500%, Due 5/1/2035B	$7,725,266	$8,063,694
4.000%, Due 5/1/2035B	8,122,303	8,531,943
3.500%, Due 3/1/2037	5,333,948	5,611,173
3.500%, Due 4/1/2037	3,675,400	3,866,702
3.000%, Due 10/1/2037	9,882,961	10,241,919
3.500%, Due 5/1/2038B	4,308,137	4,526,939
4.000%, Due 5/1/2039	5,526,243	5,900,840
4.500%, Due 6/1/2039B	11,418,066	12,320,723
4.000%, Due 9/1/2039	7,625,291	8,134,867
3.500%, Due 10/1/2039	7,004,852	7,332,247
3.500%, Due 11/1/2039B	5,424,562	5,672,771
4.000%, Due 1/1/2040B	9,833,301	10,473,703
4.000%, Due 3/1/2040B	10,958,836	11,660,626
3.500%, Due 4/1/2040B	6,852,098	7,177,475
3.000%, Due 7/1/2040B	8,885,237	9,122,767
3.000%, Due 8/1/2040B	5,847,143	6,021,487
4.000%, Due 8/1/2040B	5,842,597	6,228,046
4.000%, Due 6/1/2049B	8,355,497	8,818,993

Total U.S. Agency Mortgage-Backed Obligations (Cost $250,809,175)		248,478,487

SHORT-TERM INVESTMENTS - 11.13%
U.S. Treasury Obligations - 11.13%
U.S. Treasury Notes/Bonds,
2.375%, Due 3/15/2022	26,845,000	26,916,703
2.250%, Due 4/15/2022	12,630,000	12,682,408
1.750%, Due 5/31/2022	9,800,000	9,847,461

Total U.S. Treasury Obligations		49,446,572

Total Short-Term Investments (Cost $49,452,692)		49,446,572

TOTAL INVESTMENTS - 97.72% (Cost $438,716,975)		434,145,330
OTHER ASSETS, NET OF LIABILITIES - 2.28%		10,110,253

TOTAL NET ASSETS - 100.00%		$444,255,583

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2022.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$136,220,271	$—	$136,220,271
U.S. Agency Mortgage-Backed Obligations	—	248,478,487	—	248,478,487
Short-Term Investments	—	49,446,572	—	49,446,572

Total Investments in Securities - Assets	$—	$434,145,330	$—	$434,145,330

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
Canada - 3.74%
Common Stocks - 3.74%
Air CanadaA B	658,000	$11,833,285
CAE, Inc.B	234,067	5,910,829
Canadian National Railway Co.	57,758	7,039,647
Cogeco Communications, Inc.A	59,848	4,912,512
Linamar Corp.	192,421	10,664,406
Suncor Energy, Inc.	482,161	13,776,570
Teck Resources Ltd., Class B	667,456	20,604,367

Total Common Stocks		74,741,616

Total Canada (Cost $66,335,152)		74,741,616

China/Hong Kong - 3.82%
Common Stocks - 3.82%
Alibaba Group Holding Ltd.B C	672,300	10,553,997
ArcelorMittal SAC	134,984	4,026,864
Baidu, Inc., Class AB C	824,800	16,372,317
ESR Cayman Ltd.B C D	3,529,800	11,933,980
JD.com, Inc., Class AB C	16,538	616,704
Sands China Ltd.B C	4,150,400	11,642,897
Tencent Holdings Ltd.C	347,300	21,198,259

Total Common Stocks		76,345,018

Total China/Hong Kong (Cost $92,543,294)		76,345,018

Denmark - 0.97%
Common Stocks - 0.97%
Carlsberg A/S, Class BC	67,652	10,937,693
Vestas Wind Systems A/SC	310,814	8,359,138

Total Common Stocks		19,296,831

Total Denmark (Cost $15,253,494)		19,296,831

Finland - 0.75%
Common Stocks - 0.75%
Nordea Bank AbpC	827,373	9,820,494
Sampo OYJ, Class AC	103,386	5,138,729

Total Common Stocks		14,959,223

Total Finland (Cost $12,600,055)		14,959,223

France - 12.31%
Common Stocks - 12.31%
Air Liquide SAC	84,384	14,471,617
Alstom SAC	340,474	11,049,711
Atos SEC	178,961	6,387,798
AXA SAC	445,146	14,089,186
BNP Paribas SAC	251,185	17,950,343
Capgemini SEC	55,556	12,455,761
Danone SAC	201,990	12,583,848
Engie SAC	1,183,282	18,129,243
Pernod Ricard SAC	23,326	4,980,867
Publicis Groupe SAC	287,040	19,432,427
SanofiC	757,620	78,755,579
TotalEnergies SEC	374,250	21,198,257
ValeoC	203,337	5,682,019

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
France - 12.31% (continued)
Common Stocks - 12.31% (continued)
Vinci SAC	79,671	$8,715,383

Total Common Stocks		245,882,039

Total France (Cost $212,969,468)		245,882,039

Germany - 9.63%
Common Stocks - 8.56%
adidas AGC	18,757	5,108,452
BASF SEC	232,393	17,649,111
Bayer AGC	135,752	8,229,959
Bayerische Motoren Werke AGC	311,665	32,557,634
Continental AGB C	60,514	5,793,588
Daimler AGC	277,216	21,821,705
Infineon Technologies AGC	231,767	9,467,464
Merck KGaAC	65,879	14,361,074
MTU Aero Engines AGC	55,624	11,729,477
ProSiebenSat.1 Media SEC	449,137	6,954,454
RWE AGC	344,276	14,465,427
SAP SEC	149,645	18,527,604
Siemens AGC	27,636	4,345,250

Total Common Stocks		171,011,199

Preferred Stocks - 1.07%
Volkswagen AGC E	103,982	21,429,344

Total Germany (Cost $160,016,923)		192,440,543

Ireland - 1.19% (Cost $16,132,942)
Common Stocks - 1.19%
Ryanair Holdings PLC, ADRB	212,319	23,699,047

Israel - 0.62% (Cost $7,021,277)
Common Stocks - 0.62%
Bank Leumi Le-Israel BMC	1,157,033	12,393,637

Italy - 3.24%
Common Stocks - 3.24%
Enel SpAC	3,726,041	28,566,482
UniCredit SpAC	2,289,102	36,107,567

Total Common Stocks		64,674,049

Total Italy (Cost $56,985,516)		64,674,049

Japan - 15.90%
Common Stocks - 15.90%
Alfresa Holdings Corp.C	686,000	9,796,174
Asics Corp.C	222,000	4,336,320
Bandai Namco Holdings, Inc.C	92,800	6,525,238
Daiwa House Industry Co. Ltd.C	412,755	12,045,030
Digital Garage, Inc.C	137,300	4,874,206
Disco Corp. C	22,400	6,146,952
Dowa Holdings Co. Ltd.C	120,600	5,236,157
FANUC Corp.C	115,200	22,796,794
Fujitsu Ltd.C	31,184	4,112,985
Haseko Corp.C	1,013,000	12,842,936
Hazama Ando Corp.C	501,200	3,834,996
Hitachi Ltd.C	164,600	8,579,740
Makita Corp.C	241,300	9,031,755

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
Japan - 15.90% (continued)
Common Stocks - 15.90% (continued)
MatsukiyoCocokara & Co.C	231,700	$7,947,940
Mitsubishi UFJ Financial Group, Inc.C	4,398,300	26,587,323
Mizuho Financial Group, Inc.C	1,215,680	16,404,088
Murata Manufacturing Co. Ltd.C	147,300	11,046,439
Nexon Co. Ltd.C	356,259	6,728,956
Nippon Television Holdings, Inc.C	118,900	1,242,588
Nissan Motor Co. Ltd.A B C	4,230,600	22,515,262
Olympus Corp.	95,100	2,084,860
Sumitomo Mitsui Financial Group, Inc.C	816,600	29,328,057
Sumitomo Rubber Industries Ltd.C	730,700	7,608,661
Suzuken Co. Ltd.C	273,700	8,109,725
Suzuki Motor Corp.C	189,200	8,078,094
Taisei Corp.C	385,300	12,621,599
Takeda Pharmaceutical Co. Ltd.C	1,142,900	33,105,513
Toho Holdings Co. Ltd.C	233,500	3,657,769
Yamaha Corp.C	224,300	10,213,437

Total Common Stocks		317,439,594

Total Japan (Cost $335,521,411)		317,439,594

Netherlands - 4.16%
Common Stocks - 4.16%
Aegon NV C	4,260,257	24,095,629
Akzo Nobel NVC	174,624	18,084,404
ING Groep NVC	351,169	5,184,152
Shell PLC	599,197	15,193,403
Universal Music Group NVC	279,890	6,952,244
Wolters Kluwer NVC	132,536	13,502,790

Total Common Stocks		83,012,622

Total Netherlands (Cost $64,447,133)		83,012,622

Norway - 0.85%
Common Stocks - 0.85%
Equinor ASAC	242,389	6,677,459
Telenor ASAC	618,584	10,207,934

Total Common Stocks		16,885,393

Total Norway (Cost $14,126,196)		16,885,393

Portugal - 0.38% (Cost $7,453,940)
Common Stocks - 0.38%
Galp Energia SGPS SAC	681,320	7,512,118

Republic of Korea - 2.41%
Common Stocks - 2.41%
Hana Financial Group, Inc.C	85,396	3,247,787
Osstem Implant Co. Ltd.F	42,390	3,790,004
Samsung Electronics Co. Ltd.C	366,631	22,709,321
SK Hynix, Inc.C	176,832	18,389,829

Total Common Stocks		48,136,941

Total Republic of Korea (Cost $38,919,371)		48,136,941

Singapore - 0.64% (Cost $6,826,694)
Common Stocks - 0.64%
DBS Group Holdings Ltd.C	487,110	12,760,535

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
South Africa - 0.54% (Cost $9,938,266)
Common Stocks - 0.54%
Anglo American PLCC	245,211	$10,753,036

Spain - 3.73%
Common Stocks - 3.73%
Aena SME SAB C D	74,761	12,133,833
Amadeus IT Group SAB C	284,079	19,490,281
Banco Bilbao Vizcaya Argentaria SAC	1,657,333	10,548,738
CaixaBank SAC	3,872,193	12,439,262
Indra Sistemas SAB C	455,059	4,626,218
Industria de Diseno Textil SAC	306,633	9,264,787
Telefonica SAC	1,260,507	5,888,481

Total Common Stocks		74,391,600

Total Spain (Cost $65,988,424)		74,391,600

Sweden - 1.03%
Common Stocks - 1.03%
Sandvik ABC	524,161	13,786,230
Swedbank AB, Class AC	345,493	6,763,199

Total Common Stocks		20,549,429

Total Sweden (Cost $18,086,359)		20,549,429

Switzerland - 6.19%
Common Stocks - 6.19%
ABB Ltd.C	406,436	14,047,631
Cie Financiere Richemont SA, Class AC	31,191	4,523,306
Credit Suisse Group AGC	3,452,789	32,733,058
Novartis AGC	524,180	45,573,972
Roche Holding AGC	31,511	12,184,232
Zurich Insurance Group AGC	30,269	14,453,670

Total Common Stocks		123,515,869

Total Switzerland (Cost $117,348,424)		123,515,869

United Kingdom - 21.36%
Common Stocks - 21.36%
3i Group PLCC	485,990	9,054,589
AstraZeneca PLCC	124,756	14,476,419
AstraZeneca PLC, ADR	555,962	32,362,548
BAE Systems PLCC	1,647,827	12,857,062
Balfour Beatty PLCC	475,883	1,624,712
Barclays PLCC	17,333,298	46,591,266
BP PLCC	4,161,448	21,465,947
British American Tobacco PLCC	270,161	11,498,276
Capita PLCB C	3,019,838	1,301,294
Compass Group PLCC	903,481	20,508,201
GlaxoSmithKline PLCC	1,970,306	43,602,953
Imperial Brands PLCC	825,502	19,510,848
Prudential PLCC	1,305,230	21,952,361
Reckitt Benckiser Group PLCC	99,810	8,094,417
RELX PLCC	1,004,787	30,806,187
Rolls-Royce Holdings PLCB C	17,523,307	27,354,977
Smith & Nephew PLCC	390,719	6,638,103
Standard Chartered PLCC	1,085,814	7,948,456
Taylor Wimpey PLCC	10,834,100	22,183,743
Tesco PLCC	3,581,203	14,336,053

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
United Kingdom - 21.36% (continued)
Common Stocks - 21.36% (continued)
Unilever PLCC	504,827	$25,665,745
WH Smith PLCB C	382,722	8,601,759
WPP PLCC	1,158,424	18,087,097

Total Common Stocks		426,523,013

Total United Kingdom (Cost $388,191,025)		426,523,013

United States - 1.57%
Common Stocks - 1.57%
Aon PLC, Class A	60,561	16,741,483
BRP, Inc.A	62,909	5,228,601
Ferguson PLCC	60,210	9,477,904

Total Common Stocks		31,447,988

Total United States (Cost $15,289,062)		31,447,988

SHORT-TERM INVESTMENTS - 4.50% (Cost $89,962,359)
Investment Companies - 4.50%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	89,962,359	89,962,359

SECURITIES LENDING COLLATERAL - 0.01% (Cost $241,147)
Investment Companies - 0.01%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	241,147	241,147

TOTAL INVESTMENTS - 99.54% (Cost $1,812,197,932)		1,987,563,647
OTHER ASSETS, NET OF LIABILITIES - 0.46%		9,257,508

TOTAL NET ASSETS - 100.00%		$1,996,821,155

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,723,518,579 or 86.31% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,067,813 or 1.21% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	Value was determined using significant unobservable inputs.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

Long Futures Contracts Open on January 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	561	March 2022	$64,229,023	$62,700,165	$(1,528,858)

			$64,229,023	$62,700,165	$(1,528,858)

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Canada	$74,741,616	$—	$—	$74,741,616
China/Hong Kong	—	76,345,018	—	76,345,018
Denmark	—	19,296,831	—	19,296,831
Finland	—	14,959,223	—	14,959,223
France	—	245,882,039	—	245,882,039
Germany	—	171,011,199	—	171,011,199
Ireland	23,699,047	—	—	23,699,047
Israel	—	12,393,637	—	12,393,637
Italy	—	64,674,049	—	64,674,049
Japan	2,084,860	315,354,734	—	317,439,594
Netherlands	15,193,403	67,819,219	—	83,012,622
Norway	—	16,885,393	—	16,885,393
Portugal	—	7,512,118	—	7,512,118
Republic of Korea	—	44,346,937	3,790,004	48,136,941
Singapore	—	12,760,535	—	12,760,535
South Africa	—	10,753,036	—	10,753,036
Spain	—	74,391,600	—	74,391,600
Sweden	—	20,549,429	—	20,549,429
Switzerland	—	123,515,869	—	123,515,869
United Kingdom	32,362,548	394,160,465	—	426,523,013
Foreign Preferred Stocks
Germany	—	21,429,344	—	21,429,344
Common Stocks
United States	21,970,084	9,477,904	—	31,447,988
Short-Term Investments	89,962,359	—	—	89,962,359
Securities Lending Collateral	241,147	—	—	241,147

Total Investments in Securities - Assets	$260,255,064	$1,723,518,579	$3,790,004	$1,987,563,647

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,528,858)	$—	$—	$(1,528,858)

Total Financial Derivative Instruments - Liabilities	$(1,528,858)	$—	$—	$(1,528,858)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were transfers from Level 1 to Level 3 with a fair value of $3,790,004. During the period ended January 31, 2022, there were no transfers out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2022	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$—	$—	$—	$—	$—	$—	$3,790,004	$—	$3,790,004	$(1,735,130)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The common stock, classified as Level 3 with a valuation of $3,790,004, has been deemed as such due to significant unobservable inputs.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.58%
Communication Services - 5.52%
Interactive Media & Services - 0.88%
Alphabet, Inc., Class AA	13,000	$35,178,910

Media - 3.83%
Altice USA, Inc., Class AA	922,372	13,300,604
Charter Communications, Inc., Class AA	13,290	7,885,489
Comcast Corp., Class A	1,566,767	78,322,682
Discovery, Inc., Class CA	1,098,600	30,046,710
News Corp., Class A	772,500	17,180,400
Omnicom Group, Inc.	84,878	6,396,406

		153,132,291

Wireless Telecommunication Services - 0.81%
T-Mobile US, Inc.A	133,044	14,391,369
Vodafone Group PLC, ADR	1,040,150	18,213,027

		32,604,396

Total Communication Services		220,915,597

Consumer Discretionary - 6.82%
Auto Components - 0.93%
Adient PLCA	114,098	4,788,693
Goodyear Tire & Rubber Co.A	253,000	5,244,690
Magna International, Inc.	336,700	27,141,387

		37,174,770

Automobiles - 1.00%
General Motors Co.A	662,732	34,945,858
Harley-Davidson, Inc.	147,912	5,113,318

		40,059,176

Hotels, Restaurants & Leisure - 1.83%
Aramark	401,303	13,760,680
Booking Holdings, Inc.A	3,900	9,578,907
Las Vegas Sands Corp.A	869,932	38,103,022
Marriott International, Inc., Class AA	73,234	11,799,462

		73,242,071

Multiline Retail - 0.90%
Dollar General Corp.	173,175	36,103,524

Specialty Retail - 1.67%
Advance Auto Parts, Inc.	140,719	32,577,856
Lowe’s Cos., Inc.	143,823	34,136,389

		66,714,245

Textiles, Apparel & Luxury Goods - 0.49%
Ralph Lauren Corp.	176,997	19,618,347

Total Consumer Discretionary		272,912,133

Consumer Staples - 3.89%
Beverages - 1.77%
Coca-Cola Europacific Partners PLC	631,727	36,103,198
Diageo PLC, ADR	98,669	20,123,542
PepsiCo, Inc.	84,428	14,649,947

		70,876,687

Food Products - 0.94%
Archer-Daniels-Midland Co.	71,308	5,348,100
Mondelez International, Inc., Class A	182,400	12,226,272

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.58% (continued)
Consumer Staples - 3.89% (continued)
Food Products - 0.94% (continued)
Nestle SA, ADR	155,184	$20,040,462

		37,614,834

Household Products - 0.68%
Colgate-Palmolive Co.	117,962	9,725,967
Kimberly-Clark Corp.	77,487	10,666,086
Reckitt Benckiser Group PLC, ADR	420,186	6,928,867

		27,320,920

Personal Products - 0.50%
Unilever PLC, ADR	388,400	19,959,876

Total Consumer Staples		155,772,317

Energy - 8.44%
Energy Equipment & Services - 1.24%
Baker Hughes Co.	293,400	8,050,896
Halliburton Co.	540,700	16,621,118
NOV, Inc.	959,200	15,750,064
Schlumberger NV	238,500	9,318,195

		49,740,273

Oil, Gas & Consumable Fuels - 7.20%
APA Corp.	772,500	25,654,725
Cenovus Energy, Inc.	463,900	6,749,745
ConocoPhillips	171,633	15,210,116
EOG Resources, Inc.	86,245	9,614,592
Hess Corp.	757,568	69,915,951
Marathon Oil Corp.	2,409,986	46,922,427
Murphy Oil Corp.	277,770	8,777,532
Phillips 66	484,835	41,109,160
Pioneer Natural Resources Co.	187,275	40,992,625
Shell PLC	449,622	23,110,571

		288,057,444

Total Energy		337,797,717

Financials - 24.65%
Banks - 10.13%
Bank of America Corp.	143,962	6,642,407
Citigroup, Inc.	1,370,706	89,260,375
Citizens Financial Group, Inc.	250,353	12,885,669
First Citizens BancShares, Inc., Class A	17,306	13,482,758
JPMorgan Chase & Co.	436,494	64,863,008
M&T Bank Corp.	203,849	34,527,944
PNC Financial Services Group, Inc.	82,887	17,073,893
Truist Financial Corp.	150,909	9,480,103
US Bancorp	943,989	54,930,720
Wells Fargo & Co.	1,900,325	102,237,485

		405,384,362

Capital Markets - 5.09%
Bank of New York Mellon Corp.	395,700	23,449,182
BlackRock, Inc.	20,293	16,699,921
Credit Suisse Group AG, ADRA B	1,348,600	12,852,158
Goldman Sachs Group, Inc.	120,792	42,842,507
KKR & Co., Inc.	116,564	8,294,694
Moody’s Corp.	16,632	5,704,776
Morgan Stanley	242,678	24,884,202

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.58% (continued)
Financials - 24.65% (continued)
Capital Markets - 5.09% (continued)
Nasdaq, Inc.	113,028	$20,255,748
Northern Trust Corp.	291,342	33,982,131
State Street Corp.	156,380	14,777,910

		203,743,229

Consumer Finance - 1.36%
American Express Co.	276,431	49,707,823
SLM Corp.	254,998	4,676,663

		54,384,486

Diversified Financial Services - 0.68%
Berkshire Hathaway, Inc., Class BA	65,100	20,377,602
Equitable Holdings, Inc.	201,200	6,768,368

		27,145,970

Insurance - 7.39%
Allstate Corp.	190,494	22,986,911
American International Group, Inc.	1,442,836	83,323,779
Aon PLC, Class A	118,373	32,723,032
Chubb Ltd.	138,661	27,355,042
Hartford Financial Services Group, Inc.	226,200	16,256,994
Marsh & McLennan Cos., Inc.	172,315	26,474,477
Progressive Corp.	221,770	24,097,528
Travelers Cos., Inc.	218,745	36,351,044
Willis Towers Watson PLC	110,840	25,932,127

		295,500,934

Total Financials		986,158,981

Health Care - 15.16%
Health Care Equipment & Supplies - 2.67%
Abbott Laboratories	156,165	19,904,791
Boston Scientific Corp.A	429,425	18,422,333
Medtronic PLC	582,886	60,322,872
Zimmer Biomet Holdings, Inc.	66,967	8,238,280

		106,888,276

Health Care Providers & Services - 6.48%
Anthem, Inc.	193,832	85,477,973
Centene Corp.A	231,200	17,978,112
Cigna Corp.	117,572	27,095,643
CVS Health Corp.	407,633	43,416,991
HCA Healthcare, Inc.	34,000	8,161,700
Humana, Inc.	26,800	10,519,000
McKesson Corp.	57,036	14,642,282
UnitedHealth Group, Inc.	110,000	51,982,700

		259,274,401

Life Sciences Tools & Services - 1.11%
Danaher Corp.	65,343	18,674,376
Thermo Fisher Scientific, Inc.	44,113	25,642,887

		44,317,263

Pharmaceuticals - 4.90%
Bristol-Myers Squibb Co.	107,600	6,982,164
GlaxoSmithKline PLC, ADR	395,334	17,718,870
Johnson & Johnson	256,091	44,121,919
Merck & Co., Inc.	684,577	55,779,334
Perrigo Co. PLC	726,017	27,639,467
Pfizer, Inc.	526,865	27,760,517
Roche Holding AG, ADR	87,982	4,275,045

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.58% (continued)
Health Care - 15.16% (continued)
Pharmaceuticals - 4.90% (continued)
Sanofi, ADR	223,364	$11,614,928

		195,892,244

Total Health Care		606,372,184

Industrials - 13.93%
Aerospace & Defense - 1.86%
Lockheed Martin Corp.	27,838	10,832,601
Northrop Grumman Corp.	71,829	26,569,547
Raytheon Technologies Corp.	412,256	37,181,369

		74,583,517

Air Freight & Logistics - 0.68%
FedEx Corp.	110,200	27,093,772

Building Products - 1.07%
Johnson Controls International PLC	265,629	19,303,260
Masco Corp.	160,952	10,193,090
Trane Technologies PLC	76,604	13,260,152

		42,756,502

Construction & Engineering - 0.86%
AECOM	441,737	30,537,279
Fluor Corp.A	182,300	3,835,592

		34,372,871

Electrical Equipment - 1.41%
Eaton Corp. PLC	127,739	20,237,690
Emerson Electric Co.	123,331	11,340,285
Vertiv Holdings Co.	1,183,363	24,684,952

		56,262,927

Industrial Conglomerates - 2.24%
General Electric Co.	643,162	60,765,946
Honeywell International, Inc.	141,096	28,851,310

		89,617,256

Machinery - 3.91%
CNH Industrial NV	1,333,139	20,170,393
Cummins, Inc.	71,397	15,770,169
Deere & Co.	60,578	22,801,559
Illinois Tool Works, Inc.	91,191	21,331,399
Iveco Group NVA B	266,626	2,836,654
Otis Worldwide Corp.	49,823	4,256,379
PACCAR, Inc.	211,862	19,701,048
Stanley Black & Decker, Inc.	283,708	49,549,602

		156,417,203

Professional Services - 0.39%
Equifax, Inc.	64,427	15,447,017

Road & Rail - 1.51%
Canadian National Railway Co.	61,204	7,449,751
JB Hunt Transport Services, Inc.	151,025	29,078,353
Union Pacific Corp.	98,105	23,991,578

		60,519,682

Total Industrials		557,070,747

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.58% (continued)
Information Technology - 9.05%
Communications Equipment - 1.15%
F5, Inc.A	157,000	$32,596,340
Telefonaktiebolaget LM Ericsson, ADRB	1,089,920	13,493,210

		46,089,550

Electronic Equipment, Instruments & Components - 0.84%
Corning, Inc.	455,340	19,142,494
TE Connectivity Ltd.	100,200	14,329,602

		33,472,096

IT Services - 2.07%
Accenture PLC, Class A	91,171	32,236,242
Cognizant Technology Solutions Corp., Class A	424,052	36,222,522
Fidelity National Information Services, Inc.	94,230	11,300,062
Fiserv, Inc.A	28,333	2,994,798

		82,753,624

Semiconductors & Semiconductor Equipment - 3.01%
Analog Devices, Inc.	54,482	8,933,414
Broadcom, Inc.	54,155	31,728,331
Intel Corp.	190,183	9,284,734
Micron Technology, Inc.	118,300	9,732,541
NXP Semiconductors NV	59,132	12,148,078
QUALCOMM, Inc.	110,086	19,348,715
Texas Instruments, Inc.	162,495	29,166,228

		120,342,041

Software - 1.85%
Microsoft Corp.	100,708	31,318,174
Oracle Corp.	528,396	42,884,619

		74,202,793

Technology Hardware, Storage & Peripherals - 0.13%
Hewlett Packard Enterprise Co.	328,044	5,356,958

Total Information Technology		362,217,062

Materials - 4.53%
Chemicals - 4.40%
Air Products and Chemicals, Inc.	91,739	25,881,407
Axalta Coating Systems Ltd.A	530,948	15,721,370
Corteva, Inc.	538,054	25,869,637
DuPont de Nemours, Inc.	497,862	38,136,229
International Flavors & Fragrances, Inc.	274,803	36,252,012
PPG Industries, Inc.	129,381	20,209,312
Sherwin-Williams Co.	48,324	13,845,309

		175,915,276

Containers & Packaging - 0.13%
International Paper Co.	112,286	5,417,799

Total Materials		181,333,075

Real Estate - 1.18%
Equity Real Estate Investment Trusts (REITs) - 1.18%
MGM Growth Properties LLC, Class A	1,065,157	41,413,304
Public Storage	15,644	5,608,843

		47,022,147

Total Real Estate		47,022,147

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.58% (continued)
Utilities - 3.41%
Electric Utilities - 2.92%
American Electric Power Co., Inc.	101,199	$9,148,389
Duke Energy Corp.	248,581	26,115,920
Pinnacle West Capital Corp.	191,208	13,309,989
PPL Corp.	1,128,954	33,507,355
Southern Co.	412,364	28,655,174
Xcel Energy, Inc.	86,374	6,016,813

		116,753,640

Multi-Utilities - 0.49%
Dominion Energy, Inc.	243,962	19,677,975

Total Utilities		136,431,615

Total Common Stocks (Cost $2,529,124,878)		3,864,003,575

SHORT-TERM INVESTMENTS - 3.14% (Cost $125,586,558)
Investment Companies - 3.14%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	125,586,558	125,586,558

SECURITIES LENDING COLLATERAL - 0.28% (Cost $11,032,236)
Investment Companies - 0.28%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	11,032,236	11,032,236

TOTAL INVESTMENTS - 100.00% (Cost $2,665,743,672)		4,000,622,369
OTHER ASSETS, NET OF LIABILITIES - 0.00%		48,282

TOTAL NET ASSETS - 100.00%		$4,000,670,651

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	555	March 2022	$127,584,842	$124,992,937	$(2,591,905)

			$127,584,842	$124,992,937	$(2,591,905)

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,864,003,575	$—	$—	$3,864,003,575
Short-Term Investments	125,586,558	—	—	125,586,558
Securities Lending Collateral	11,032,236	—	—	11,032,236

Total Investments in Securities - Assets	$4,000,622,369	$—	$—	$4,000,622,369

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,591,905)	$—	$—	$(2,591,905)

Total Financial Derivative Instruments - Liabilities	$(2,591,905)	$—	$—	$(2,591,905)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.85%
Communication Services - 1.48%
Entertainment - 0.44%
Cinemark Holdings, Inc.A B	53,497	$807,805

Media - 1.04%
Altice USA, Inc., Class AB	57,717	832,279
Liberty Broadband Corp., Class CB	7,189	1,066,919

		1,899,198

Total Communication Services		2,707,003

Consumer Discretionary - 14.90%
Auto Components - 2.20%
Dana, Inc.	78,724	1,705,162
Lear Corp.	13,769	2,303,829

		4,008,991

Diversified Consumer Services - 0.60%
Adtalem Global Education, Inc.B	37,322	1,098,013

Hotels, Restaurants & Leisure - 4.75%
Aramark	28,923	991,770
Marriott Vacations Worldwide Corp.	11,950	1,940,441
MGM Resorts International	21,090	900,965
SeaWorld Entertainment, Inc.B	29,476	1,756,180
Travel + Leisure Co.	32,011	1,818,225
Wyndham Hotels & Resorts, Inc.	15,130	1,270,163

		8,677,744

Household Durables - 1.74%
Mohawk Industries, Inc.B	6,828	1,077,936
Newell Brands, Inc.	90,597	2,102,757

		3,180,693

Internet & Direct Marketing Retail - 0.60%
Qurate Retail, Inc., Series A	155,561	1,093,594

Specialty Retail - 2.45%
Advance Auto Parts, Inc.	6,518	1,508,982
CarMax, Inc.B	12,134	1,348,937
Gap, Inc.	37,739	681,944
Lithia Motors, Inc.	3,163	924,007

		4,463,870

Textiles, Apparel & Luxury Goods - 2.56%
Gildan Activewear, Inc.	30,923	1,231,663
PVH Corp.	15,196	1,443,772
Ralph Lauren Corp.	7,673	850,475
Skechers USA, Inc., Class AB	27,237	1,143,954

		4,669,864

Total Consumer Discretionary		27,192,769

Consumer Staples - 1.71%
Beverages - 0.72%
Coca-Cola Europacific Partners PLC	23,121	1,321,365

Food & Staples Retailing - 0.99%
US Foods Holding Corp.B	51,002	1,798,331

Total Consumer Staples		3,119,696

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.85% (continued)
Energy - 7.63%
Energy Equipment & Services - 3.30%
Baker Hughes Co.	64,416	$1,767,575
Halliburton Co.	73,519	2,259,974
NOV, Inc.	91,557	1,503,366
TechnipFMC PLCB	76,588	497,056

		6,027,971

Oil, Gas & Consumable Fuels - 4.33%
APA Corp.	42,916	1,425,240
Cenovus Energy, Inc.	41,189	599,300
Cheniere Energy, Inc.	8,310	929,889
EQT Corp.B	33,699	716,104
Hess Corp.	23,907	2,206,377
Pioneer Natural Resources Co.	9,237	2,021,887

		7,898,797

Total Energy		13,926,768

Financials - 24.99%
Banks - 5.88%
Fifth Third Bancorp	43,069	1,922,170
KeyCorp	72,255	1,810,710
M&T Bank Corp.	11,833	2,004,274
Pinnacle Financial Partners, Inc.	6,035	583,645
Regions Financial Corp.	77,483	1,777,460
Signature Bank	4,840	1,474,409
Texas Capital Bancshares, Inc.B	18,523	1,161,392

		10,734,060

Capital Markets - 2.83%
Evercore, Inc., Class A	4,813	600,759
Invesco Ltd.	54,411	1,232,953
Jefferies Financial Group, Inc.	46,817	1,715,375
Northern Trust Corp.	13,874	1,618,263

		5,167,350

Consumer Finance - 3.88%
Ally Financial, Inc.	49,820	2,377,410
OneMain Holdings, Inc.	27,910	1,441,831
PROG Holdings, Inc.B	56,794	2,260,969
SLM Corp.	53,892	988,379

		7,068,589

Diversified Financial Services - 2.29%
Equitable Holdings, Inc.	67,896	2,284,022
Voya Financial, Inc.	27,923	1,897,647

		4,181,669

Insurance - 10.11%
American Financial Group, Inc.	6,303	821,155
American International Group, Inc.	46,362	2,677,406
Arch Capital Group Ltd.B	30,879	1,430,315
Assurant, Inc.	8,275	1,262,020
Axis Capital Holdings Ltd.	86,575	4,933,044
CNO Financial Group, Inc.	78,331	1,953,575
Fidelity National Financial, Inc.	25,700	1,293,995
Markel Corp.B	795	980,028
Reinsurance Group of America, Inc.	14,746	1,693,283

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.85% (continued)
Financials - 24.99% (continued)
Insurance - 10.11% (continued)
Willis Towers Watson PLC	6,018	$1,407,971

		18,452,792

Total Financials		45,604,460

Health Care - 6.79%
Health Care Equipment & Supplies - 2.31%
Envista Holdings Corp.B	19,923	861,470
Hologic, Inc.B	11,665	819,350
LivaNova PLCB	10,145	761,991
Zimmer Biomet Holdings, Inc.	14,385	1,769,643

		4,212,454

Health Care Providers & Services - 3.82%
Cardinal Health, Inc.	16,729	862,714
Encompass Health Corp.	19,694	1,221,816
Fresenius Medical Care AG & Co. KGaA, ADR	43,485	1,471,098
Henry Schein, Inc.B	711	53,317
McKesson Corp.	6,207	1,593,461
Universal Health Services, Inc., Class B	13,559	1,763,484

		6,965,890

Pharmaceuticals - 0.66%
Perrigo Co. PLC	31,599	1,202,974

Total Health Care		12,381,318

Industrials - 14.71%
Aerospace & Defense - 1.80%
BWX Technologies, Inc.	22,707	1,010,688
L3Harris Technologies, Inc.	6,918	1,447,868
TransDigm Group, Inc.B	1,335	822,614

		3,281,170

Airlines - 0.27%
Alaska Air Group, Inc.B	8,992	492,222

Building Products - 1.95%
Carlisle Cos., Inc.	7,449	1,664,405
JELD-WEN Holding, Inc.B	79,999	1,887,976

		3,552,381

Commercial Services & Supplies - 0.97%
Republic Services, Inc.	13,863	1,769,751

Construction & Engineering - 1.45%
AECOM	22,483	1,554,250
MasTec, Inc.A B	12,780	1,100,741

		2,654,991

Electrical Equipment - 0.74%
Vertiv Holdings Co.	65,016	1,356,234

Machinery - 4.59%
Dover Corp.	10,337	1,756,360
Fortive Corp.	13,587	958,427
Stanley Black & Decker, Inc.	10,119	1,767,283
Terex Corp.	41,810	1,744,313

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.85% (continued)
Industrials - 14.71% (continued)
Machinery - 4.59% (continued)
Westinghouse Air Brake Technologies Corp.	24,240	$2,154,936

		8,381,319

Professional Services - 0.37%
Alight, Inc., Class AB	69,216	668,626

Road & Rail - 1.12%
JB Hunt Transport Services, Inc.	7,740	1,490,260
Ryder System, Inc.	7,548	552,438

		2,042,698

Trading Companies & Distributors - 1.45%
AerCap Holdings NVB	42,021	2,647,323

Total Industrials		26,846,715

Information Technology - 5.12%
Electronic Equipment, Instruments & Components - 1.64%
Avnet, Inc.	44,908	1,812,487
Mirion Technologies, Inc.A B	140,158	1,178,728

		2,991,215

IT Services - 1.61%
Cognizant Technology Solutions Corp., Class A	18,228	1,557,036
Global Payments, Inc.	9,175	1,375,149

		2,932,185

Semiconductors & Semiconductor Equipment - 0.79%
Microchip Technology, Inc.	18,660	1,445,777

Software - 0.36%
SS&C Technologies Holdings, Inc.	8,229	657,250

Technology Hardware, Storage & Peripherals - 0.72%
Hewlett Packard Enterprise Co.	80,572	1,315,741

Total Information Technology		9,342,168

Materials - 7.74%
Chemicals - 6.06%
Axalta Coating Systems Ltd.B	58,383	1,728,721
Corteva, Inc.	20,334	977,659
Dow, Inc.	27,203	1,624,835
Eastman Chemical Co.	8,435	1,003,175
Element Solutions, Inc.	113,206	2,540,343
International Flavors & Fragrances, Inc.	11,706	1,544,255
Olin Corp.	32,372	1,640,289

		11,059,277

Containers & Packaging - 0.81%
Sealed Air Corp.	21,668	1,471,691

Metals & Mining - 0.87%
Arconic Corp.B	51,236	1,584,729

Total Materials		14,115,697

Real Estate - 4.79%
Equity Real Estate Investment Trusts (REITs) - 4.32%
American Campus Communities, Inc.	16,714	873,474

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.85% (continued)
Real Estate - 4.79% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.32% (continued)
AvalonBay Communities, Inc.	3,687	$900,476
Lamar Advertising Co., Class A	9,013	998,280
Medical Properties Trust, Inc.	28,240	642,742
MGM Growth Properties LLC, Class A	68,671	2,669,928
STAG Industrial, Inc.	22,284	952,195
VICI Properties, Inc.	29,346	839,883

		7,876,978

Real Estate Management & Development - 0.47%
Howard Hughes Corp.B	8,920	859,085

Total Real Estate		8,736,063

Utilities - 5.99%
Electric Utilities - 4.00%
Edison International	32,606	2,047,331
Entergy Corp.	17,271	1,930,379
NRG Energy, Inc.	50,143	2,002,210
Pinnacle West Capital Corp.	19,016	1,323,704

		7,303,624

Gas Utilities - 0.67%
UGI Corp.	26,827	1,216,604

Multi-Utilities - 1.32%
CenterPoint Energy, Inc.	43,605	1,236,638
MDU Resources Group, Inc.	39,946	1,173,214

		2,409,852

Total Utilities		10,930,080

Total Common Stocks (Cost $126,777,971)		174,902,737

SHORT-TERM INVESTMENTS - 3.80% (Cost $6,934,403)
Investment Companies - 3.80%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	6,934,403	6,934,403

TOTAL INVESTMENTS - 99.65% (Cost $133,712,374)		181,837,140
OTHER ASSETS, NET OF LIABILITIES - 0.35%		641,187

TOTAL NET ASSETS - 100.00%		$182,478,327

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.

B	Non-income producing security.

C	The Fund is affiliated by having the same investment advisor.

D	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

Long Futures Contracts Open on January 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	25	March 2022	$6,484,329	$6,574,250	$89,921

			$6,484,329	$6,574,250	$89,921

Index Abbreviations:

S&P MidCap 400	Standard & Poor’s Midcap 400 Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$174,902,737	$—	$—	$174,902,737
Short-Term Investments	6,934,403	—	—	6,934,403

Total Investments in Securities - Assets	$181,837,140	$—	$—	$181,837,140

Financial Derivative Instruments - Assets
Futures Contracts	$89,921	$—	$—	$89,921

Total Financial Derivative Instruments - Assets	$89,921	$—	$—	$89,921

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73%
Communication Services - 2.23%
Diversified Telecommunication Services - 0.02%
EchoStar Corp., Class AA	43,842	$1,038,617
Liberty Latin America Ltd., Class CA	1,835	19,836

		1,058,453

Entertainment - 0.42%
IMAX Corp.A	507,188	8,748,993
Lions Gate Entertainment Corp., Class AA	456,540	7,158,547
Lions Gate Entertainment Corp., Class BA	492,500	7,180,650

		23,088,190

Interactive Media & Services - 0.14%
Cars.com, Inc.A	7,131	111,101
Genius Sports Ltd.A	408,791	2,648,966
Ziff Davis, Inc.A	46,919	4,929,310

		7,689,377

Media - 1.58%
Emerald Holding, Inc.A	24,337	79,339
Entravision Communications Corp., Class A	7,939	48,110
Gray Television, Inc.	541,705	11,294,549
John Wiley & Sons, Inc., Class A	80,814	4,101,310
Scholastic Corp.	162,896	6,681,994
Stagwell, Inc.A	5,858,816	43,765,356
TEGNA, Inc.	1,040,569	20,145,416

		86,116,074

Wireless Telecommunication Services - 0.07%
Telephone & Data Systems, Inc.	183,608	3,635,438
United States Cellular Corp.A	630	19,291

		3,654,729

Total Communication Services		121,606,823

Consumer Discretionary - 10.91%
Auto Components - 2.76%
Adient PLCA	1,174,524	49,294,772
American Axle & Manufacturing Holdings, Inc.A	3,078,583	25,059,666
Dana, Inc.	720,898	15,614,651
Gentherm, Inc.A	442,438	38,664,657
Goodyear Tire & Rubber Co.A	674,652	13,985,536
Motorcar Parts of America, Inc.A	5,315	87,857
Patrick Industries, Inc.	25,367	1,633,635
Standard Motor Products, Inc.	114,257	5,469,482
Tenneco, Inc., Class AA	39,588	415,674
Visteon Corp.A	1,079	109,529

		150,335,459

Automobiles - 0.23%
Harley-Davidson, Inc.	86,518	2,990,927
Winnebago Industries, Inc.	145,153	9,365,272

		12,356,199

Distributors - 0.09%
Funko, Inc., Class AA	274,415	4,741,891

Diversified Consumer Services - 0.45%
Adtalem Global Education, Inc.A	582	17,122
Graham Holdings Co., Class B	11,691	6,957,548

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Consumer Discretionary - 10.91% (continued)
Diversified Consumer Services - 0.45% (continued)
H&R Block, Inc.	305,545	$6,984,759
Houghton Mifflin Harcourt Co.A	582,870	10,497,489
Perdoceo Education Corp.A	7,215	79,509

		24,536,427

Hotels, Restaurants & Leisure - 0.39%
Bloomin’ Brands, Inc.A	2,100	42,693
Brinker International, Inc.A	4,554	151,238
Cheesecake Factory, Inc.A	1,930	68,862
Cracker Barrel Old Country Store, Inc.	786	93,644
Dine Brands Global, Inc.	666	45,188
El Pollo Loco Holdings, Inc.A	4,565	60,897
International Game Technology PLCB	465,298	12,456,028
Jack in the Box, Inc.	93,431	8,506,893
Potbelly Corp.A	6,562	36,091
Travel + Leisure Co.	1,690	95,992

		21,557,526

Household Durables - 2.72%
Bassett Furniture Industries, Inc.	2,758	51,188
Beazer Homes USA, Inc.A	1,119	20,411
Cavco Industries, Inc.A	36,559	9,850,457
Century Communities, Inc.	94,607	6,229,871
Ethan Allen Interiors, Inc.	5,641	142,210
GoPro, Inc., Class AA	740,023	6,556,604
Green Brick Partners, Inc.A	473,059	11,202,037
Hamilton Beach Brands Holding Co., Class A	713	9,882
Helen of Troy Ltd.A	22,852	4,783,609
Hooker Furnishings Corp.	3,365	74,165
KB Home	376,994	15,927,996
La-Z-Boy, Inc.	177,329	6,509,748
LGI Homes, Inc.A	72,459	9,021,870
M/I Homes, Inc.A	183,575	9,727,639
MDC Holdings, Inc.	201,826	10,230,560
Meritage Homes Corp.A	136,185	13,894,955
Taylor Morrison Home Corp.A	69,265	2,125,743
Tempur Sealy International, Inc.	221,492	8,817,596
Tri Pointe Homes, Inc.A	429,264	10,220,776
Tupperware Brands Corp.A	3,957	61,017
Whirlpool Corp.	108,198	22,742,138

		148,200,472

Internet & Direct Marketing Retail - 0.08%
PetMed Express, Inc.	3,402	87,874
Points.com, Inc.	279,726	4,366,523

		4,454,397

Leisure Products - 0.32%
Johnson Outdoors, Inc., Class A	1,467	132,353
Malibu Boats, Inc., Class AA	149,651	9,826,085
Sturm Ruger & Co., Inc.	11,646	782,960
Vista Outdoor, Inc.A	169,568	6,541,933

		17,283,331

Multiline Retail - 0.10%
Big Lots, Inc.	128,276	5,376,047

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Consumer Discretionary - 10.91% (continued)
Multiline Retail - 0.10% (continued)
Franchise Group, Inc.	1,460	$73,102

		5,449,149

Specialty Retail - 2.95%
Aaron’s Co., Inc.	5,759	121,918
Abercrombie & Fitch Co., Class AA	62,767	2,447,913
American Eagle Outfitters, Inc.B	58,090	1,326,195
Asbury Automotive Group, Inc.A	56,174	9,042,329
Bed Bath & Beyond, Inc.A	453,278	7,361,235
Big 5 Sporting Goods Corp.	4,101	80,749
Buckle, Inc.	82,260	3,096,266
Caleres, Inc.	288,627	6,921,275
Camping World Holdings, Inc., Class AB	338,149	11,226,547
Cato Corp., Class A	7,140	117,953
Children’s Place, Inc.A	4,660	329,695
Designer Brands, Inc., Class AA	229,308	3,019,986
Foot Locker, Inc.	112,483	5,025,740
Genesco, Inc.A	2,446	157,351
Group 1 Automotive, Inc.	121,433	20,620,538
Guess?, Inc.	581,347	13,382,608
Haverty Furniture Cos., Inc.	4,186	123,571
Hibbett, Inc.	28,242	1,741,119
Kirkland’s, Inc.A	5,456	92,370
LL Flooring Holdings, Inc.A	2,948	42,569
MarineMax, Inc.A	25,214	1,186,571
ODP Corp.A	749,461	33,148,660
OneWater Marine, Inc., Class A	2,021	104,506
Rent-A-Center, Inc.	128,118	5,400,174
Sally Beauty Holdings, Inc.A	510,032	8,757,249
Shoe Carnival, Inc.	9,129	311,847
Signet Jewelers Ltd.	28,332	2,440,235
Sleep Number Corp.A	666	47,619
Sonic Automotive, Inc., Class A	359,883	18,357,632
Tilly’s, Inc., Class A	3,286	43,309
Urban Outfitters, Inc.A	144,587	4,152,539
Zumiez, Inc.A	8,998	404,460

		160,632,728

Textiles, Apparel & Luxury Goods - 0.82%
Capri Holdings Ltd.A	206,010	12,375,021
Fossil Group, Inc.A	4,945	54,840
G-III Apparel Group Ltd.A	326,162	8,861,822
Kontoor Brands, Inc.	215,226	10,608,489
Lakeland Industries, Inc.A	2,758	57,973
Oxford Industries, Inc.	37,806	3,114,836
Rocky Brands, Inc.	1,215	51,978
Skechers USA, Inc., Class AA	227,807	9,567,894
Vera Bradley, Inc.A	15,279	125,135

		44,817,988

Total Consumer Discretionary		594,365,567

Consumer Staples - 2.22%
Beverages - 0.14%
Boston Beer Co., Inc., Class AA	18,139	7,633,435

Food & Staples Retailing - 0.53%
Andersons, Inc.	107,371	4,090,835
Chefs’ Warehouse, Inc.A	235,896	7,039,137

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Consumer Staples - 2.22% (continued)
Food & Staples Retailing - 0.53% (continued)
Ingles Markets, Inc., Class A	46,232	$3,556,628
Natural Grocers by Vitamin Cottage, Inc.	3,090	45,114
PriceSmart, Inc.	1,738	124,110
Sprouts Farmers Market, Inc.A	121,381	3,294,280
United Natural Foods, Inc.A	256,854	9,950,144
Village Super Market, Inc., Class A	5,394	123,253
Weis Markets, Inc.	15,780	950,587

		29,174,088

Food Products - 1.06%
B&G Foods, Inc.	3,036	94,420
Darling Ingredients, Inc.A	556,683	35,499,675
Fresh Del Monte Produce, Inc.	240,267	6,686,631
J&J Snack Foods Corp.	35,782	5,427,771
Seneca Foods Corp., Class AA	484	22,627
SunOpta, Inc.A	1,873,257	9,815,867

		57,546,991

Household Products - 0.39%
Central Garden & Pet Co.A	2,740	127,108
Energizer Holdings, Inc.	6,503	244,578
Spectrum Brands Holdings, Inc.	236,907	21,174,748

		21,546,434

Personal Products - 0.01%
Edgewell Personal Care Co.	3,235	148,163
Medifast, Inc.	401	79,683
Nu Skin Enterprises, Inc., Class A	1,486	71,610
USANA Health Sciences, Inc.A	924	88,316

		387,772

Tobacco - 0.09%
Universal Corp.	72,582	3,950,638
Vector Group Ltd.	90,140	1,001,456

		4,952,094

Total Consumer Staples		121,240,814

Energy - 8.26%
Energy Equipment & Services - 1.61%
Bristow Group, Inc.A	12,600	413,910
Cactus, Inc., Class A	247,298	11,984,061
ChampionX Corp.A	4,880	109,312
Core Laboratories NV	2,890	77,076
Dril-Quip, Inc.A	4,958	125,388
Expro Group Holdings NVA	1,204,399	18,860,888
Helix Energy Solutions Group, Inc.A	1,992,228	7,032,565
Helmerich & Payne, Inc.	311,614	8,943,322
Liberty Oilfield Services, Inc., Class AA	7,601	91,972
National Energy Services Reunited Corp.A	12,696	126,071
Newpark Resources, Inc.A	25,557	90,727
NexTier Oilfield Solutions, Inc.A	22,411	134,914
NOV, Inc.	1,301,599	21,372,256
Oceaneering International, Inc.A	2,181	28,418
Oil States International, Inc.A	1,078,624	6,762,973
Patterson-UTI Energy, Inc.	543,677	5,415,023
ProPetro Holding Corp.A	54,235	570,010
RPC, Inc.A	5,319	31,435
Select Energy Services, Inc., Class AA	11,135	74,271
Solaris Oilfield Infrastructure, Inc., Class A	12,956	99,891

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Energy - 8.26% (continued)
Energy Equipment & Services - 1.61% (continued)
TechnipFMC PLCA	7,642	$49,597
Transocean Ltd.A	1,604,561	5,054,367

		87,448,447

Oil, Gas & Consumable Fuels - 6.65%
Altus Midstream Co., Class A	30,122	1,898,590
Amplify Energy Corp.A	2,571	9,590
Antero Midstream Corp.	1,541,165	15,334,592
Antero Resources Corp.A	2,787	54,430
APA Corp.	271,898	9,029,733
Arch Resources, Inc.	232	21,956
Berry Corp.	1,048,777	9,113,872
California Resources Corp.	3,329	141,882
Callon Petroleum Co.A	27,764	1,372,652
Centennial Resource Development, Inc., Class AA	110,785	865,231
Chesapeake Energy Corp.B	116,661	7,952,780
Civitas Resources, Inc.	160,673	8,756,678
CNX Resources Corp.A	1,933,289	28,670,676
Comstock Resources, Inc.A	1,861,518	14,482,610
CVR Energy, Inc.	3,545	69,234
DHT Holdings, Inc.	725,960	3,542,685
Enerplus Corp.	964,986	11,164,888
EQT Corp.A	445,351	9,463,709
Equitrans Midstream Corp.	2,486,125	20,162,474
HollyFrontier Corp.	270,301	9,503,783
Kosmos Energy Ltd.A	5,029,747	21,778,805
Laredo Petroleum, Inc.A	1,122	75,354
Magnolia Oil & Gas Corp., Class A	2,239	48,430
Matador Resources Co.	685	30,667
Murphy Oil Corp.	1,165,977	36,844,873
Northern Oil & Gas, Inc.	3,857	90,717
Oasis Petroleum, Inc.	77,152	10,448,695
Par Pacific Holdings, Inc.A	6,917	97,530
PBF Energy, Inc., Class AA	346,734	5,492,267
PDC Energy, Inc.	439,153	26,028,598
Range Resources Corp.A	2,764,733	53,221,110
Ranger Oil Corp., Class AA	131,794	4,086,932
REX American Resources Corp.A	966	93,151
SFL Corp. Ltd.	6,943	56,933
Southwestern Energy Co.A	1,943,930	8,553,292
Talos Energy, Inc.A	8,833	93,983
Vertex Energy, Inc.A	5,488	22,665
Viper Energy Partners LP	462,585	12,508,298
Whiting Petroleum Corp.A	272,318	20,219,611
World Fuel Services Corp.	391,310	11,038,855

		362,442,811

Total Energy		449,891,258

Financials - 25.26%
Banks - 14.57%
1st Source Corp.	2,320	115,722
Amalgamated Financial Corp.	3,318	56,439
Amerant Bancorp, Inc.	6,447	219,198
Ameris Bancorp	254,431	12,545,993
Associated Banc-Corp.	1,158,070	27,677,873
Atlantic Union Bankshares Corp.	82,887	3,375,159
Banc of California, Inc.	20,162	389,530

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Financials - 25.26% (continued)
Banks - 14.57% (continued)
Bank of Marin Bancorp	1,087	$40,534
Bank of NT Butterfield & Son Ltd.	906,687	33,230,079
Bank OZK	207,873	9,738,850
BankUnited, Inc.	102,084	4,262,007
Banner Corp.	161,994	10,061,447
BCB Bancorp, Inc.	2,160	36,720
Berkshire Hills Bancorp, Inc.	56,417	1,669,379
Brookline Bancorp, Inc.	76,470	1,307,637
Byline Bancorp, Inc.	16,868	438,568
Cadence Bank	191,505	5,969,211
Camden National Corp.	1,188	58,996
Carter Bankshares, Inc.A	1,695	26,086
Cathay General Bancorp	330,926	14,944,618
Central Pacific Financial Corp.	310,827	9,045,066
Central Valley Community Bancorp	2,475	55,440
Civista Bancshares, Inc.	2,322	55,983
CNB Financial Corp.	1,557	41,587
Columbia Banking System, Inc.	446,901	15,538,748
Community Financial Corp.	622	24,631
Community Trust Bancorp, Inc.	1,763	77,907
ConnectOne Bancorp, Inc.	12,838	410,944
CrossFirst Bankshares, Inc.A	2,256	34,878
CVB Financial Corp.	370,850	8,169,825
Eagle Bancorp, Inc.	2,070	124,138
Eastern Bankshares, Inc.	83,379	1,775,139
Enterprise Financial Services Corp.	41,763	2,068,939
FB Financial Corp.	52,931	2,356,488
Financial Institutions, Inc.	1,737	56,001
First BanCorp	1,451,398	26,345,770
First Busey Corp.	55,686	1,552,526
First Business Financial Services, Inc.	1,451	48,870
First Commonwealth Financial Corp.	91,166	1,509,709
First Financial Bancorp	104,752	2,640,798
First Financial Corp.	2,042	91,665
First Hawaiian, Inc.	1,384,649	39,254,799
First Internet Bancorp	1,527	76,747
First Interstate BancSystem, Inc., Class A	289,291	10,631,444
First Merchants Corp.	57,570	2,442,695
First Mid Bancshares, Inc.	1,007	41,438
First Midwest Bancorp, Inc.	109,470	2,273,692
First of Long Island Corp.	2,663	58,346
Flushing Financial Corp.	4,946	116,775
FNB Corp.	1,207,849	15,605,409
Fulton Financial Corp.	739,323	13,270,848
Great Southern Bancorp, Inc.	1,708	101,353
Great Western Bancorp, Inc.	35,073	1,083,054
Hancock Whitney Corp.	333,101	17,561,085
Hanmi Financial Corp.	5,756	154,721
HarborOne Bancorp, Inc.	380,614	5,404,719
Heartland Financial USA, Inc.	48,155	2,505,505
Heritage Commerce Corp.	538,608	6,711,056
Heritage Financial Corp.	220,727	5,354,837
Hilltop Holdings, Inc.	523,977	17,306,960
Home BancShares, Inc.	326,076	7,682,351
HomeStreet, Inc.	11,172	544,635
Hope Bancorp, Inc.	141,186	2,364,865
Horizon Bancorp, Inc.	3,952	84,296

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Financials - 25.26% (continued)
Banks - 14.57% (continued)
Independent Bank Corp.	4,102	$131,310
Independent Bank Group, Inc.	85,021	6,454,794
International Bancshares Corp.	104,340	4,385,410
Investar Holding Corp.	2,038	39,170
Investors Bancorp, Inc.	1,024,874	16,725,944
Lakeland Bancorp, Inc.	33,490	633,966
Level One Bancorp, Inc.	1,332	52,774
Macatawa Bank Corp.	2,791	25,231
Mercantile Bank Corp.	2,121	81,595
Midland States Bancorp, Inc.	4,542	131,128
MidWestOne Financial Group, Inc.	1,668	53,259
National Bank Holdings Corp., Class A	319,381	14,499,897
National Bankshares, Inc.	1,141	41,008
NBT Bancorp, Inc.	46,102	1,783,225
Nicolet Bankshares, Inc.A	1,368	127,347
Northeast Bank	1,141	41,669
Northrim BanCorp, Inc.	624	27,419
Northwest Bancshares, Inc.	247,570	3,493,213
OceanFirst Financial Corp.	61,203	1,389,308
OFG Bancorp	1,370,823	37,930,672
Old National Bancorp	2,494,466	45,723,562
Origin Bancorp, Inc.	10,500	448,560
Orrstown Financial Services, Inc.	1,777	43,981
Pacific Premier Bancorp, Inc.	100,632	3,849,174
PacWest Bancorp	126,660	5,880,824
PCB Bancorp	3,472	78,085
Peapack-Gladstone Financial Corp.	1,620	59,681
Peoples Bancorp, Inc.	13,639	452,133
Popular, Inc.	574,977	51,270,699
Preferred Bank	1,238	96,638
Premier Financial Corp.	19,508	582,314
Primis Financial Corp.	3,584	53,258
Prosperity Bancshares, Inc.	358,317	26,246,720
QCR Holdings, Inc.	7,000	399,280
RBB Bancorp	1,587	42,833
Renasant Corp.	78,193	2,875,939
Republic Bancorp, Inc., Class A	1,211	59,363
S&T Bancorp, Inc.	40,969	1,262,255
Sandy Spring Bancorp, Inc.	50,170	2,373,543
Seacoast Banking Corp. of Florida	305,950	11,167,175
Sierra Bancorp	1,935	51,336
Silvergate Capital Corp., Class AA	82,807	8,921,626
Simmons First National Corp., Class A	128,020	3,661,372
Southside Bancshares, Inc.	30,855	1,292,824
SouthState Corp.	108,820	9,185,496
Texas Capital Bancshares, Inc.A	655,155	41,078,218
Towne Bank	1,784	55,982
TriCo Bancshares	29,115	1,265,629
Trustmark Corp.	107,775	3,511,309
UMB Financial Corp.	321,424	31,644,193
Umpqua Holdings Corp.	2,005,998	40,681,639
United Bankshares, Inc.	139,627	4,933,022
United Community Banks, Inc.	284,900	10,082,611
Univest Financial Corp.	14,038	422,965
Valley National Bancorp	505,379	7,034,876
Veritex Holdings, Inc.	201,472	8,089,101
Washington Trust Bancorp, Inc.	933	53,256

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Financials - 25.26% (continued)
Banks - 14.57% (continued)
Webster Financial Corp.	202,548	$11,506,752
WesBanco, Inc.	232,189	8,240,388
Wintrust Financial Corp.	125,339	12,291,996

		793,839,675

Capital Markets - 3.29%
Affiliated Managers Group, Inc.	70,719	10,339,825
AllianceBernstein Holding LP, MLP	51,741	2,429,240
Artisan Partners Asset Management, Inc., Class A	30,389	1,313,109
B Riley Financial, Inc.	44,960	2,768,187
BGC Partners, Inc., Class A	20,754	87,582
Cohen & Steers, Inc.	63,818	5,330,717
Cowen, Inc., Class A	3,837	121,556
Diamond Hill Investment Group, Inc.	311	58,079
Donnelley Financial Solutions, Inc.A	14,800	550,856
Evercore, Inc., Class A	309,301	38,606,951
Federated Hermes, Inc.	675,505	22,365,970
Greenhill & Co., Inc.	5,120	85,402
Lazard Ltd., Class A	480,073	20,950,386
LPL Financial Holdings, Inc.	73,037	12,585,736
Moelis & Co., Class A	27,181	1,534,911
Perella Weinberg Partners	5,069	55,049
Piper Sandler Cos.	28,798	4,441,228
Stifel Financial Corp.	431,457	32,316,129
StoneX Group, Inc.A	38,239	2,508,861
Victory Capital Holdings, Inc., Class A	35,239	1,151,258
Virtu Financial, Inc., Class A	61,531	1,903,154
Virtus Investment Partners, Inc.	45,784	11,980,757
WisdomTree Investments, Inc.	970,400	5,443,944

		178,928,887

Consumer Finance - 1.06%
Encore Capital Group, Inc.A B	32,201	2,076,965
Enova International, Inc.A	57,972	2,335,112
Navient Corp.	358,058	6,240,951
Nelnet, Inc., Class A	45,274	4,008,107
PRA Group, Inc.A	48,692	2,264,178
PROG Holdings, Inc.A	244,189	9,721,164
SLM Corp.	1,691,529	31,022,642

		57,669,119

Insurance - 3.66%
Ambac Financial Group, Inc.A	5,847	82,852
American Equity Investment Life Holding Co.	156,256	6,428,372
Argo Group International Holdings Ltd.	220,835	12,539,011
Assured Guaranty Ltd.	151,155	8,055,050
Axis Capital Holdings Ltd.	170,281	9,702,611
Brighthouse Financial, Inc.A	170,961	9,308,826
CNO Financial Group, Inc.	1,168,590	29,144,635
Employers Holdings, Inc.	15,248	596,197
Enstar Group Ltd.A	157,728	41,810,538
Genworth Financial, Inc., Class AA	297,317	1,159,536
Global Indemnity Group LLC, Class A	340,659	8,863,947
Hanover Insurance Group, Inc.	325	44,837
Horace Mann Educators Corp.	480,756	18,273,535
James River Group Holdings Ltd.	2,699	76,436
Kemper Corp.	1,307	78,394
Mercury General Corp.	107,775	5,890,981
National Western Life Group, Inc., Class A	6,106	1,305,890

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Financials - 25.26% (continued)
Insurance - 3.66% (continued)
ProAssurance Corp.	109,676	$2,627,837
Safety Insurance Group, Inc.	7,866	647,608
Selective Insurance Group, Inc.	113,201	8,931,559
SiriusPoint Ltd.A	31,388	265,856
Stewart Information Services Corp.	181,990	12,999,546
Trean Insurance Group, Inc.A	6,181	49,881
United Fire Group, Inc.	521	12,994
Universal Insurance Holdings, Inc.	8,557	147,523
Unum Group	596,331	15,134,881
White Mountains Insurance Group Ltd.	5,076	5,283,913

		199,463,246

Mortgage Real Estate Investment Trusts (REITs) - 0.18%
Arlington Asset Investment Corp., Class AA	7,560	25,931
Chimera Investment Corp.	8,020	116,290
Granite Point Mortgage Trust, Inc.	3,051	36,917
Great Ajax Corp.	3,262	42,536
MFA Financial, Inc.	7,463	34,554
New Residential Investment Corp.	889,694	9,475,241
New York Mortgage Trust, Inc.	15,823	59,336
TPG RE Finance Trust, Inc.	2,687	33,910
Two Harbors Investment Corp.	17,849	102,632

		9,927,347

Thrifts & Mortgage Finance - 2.50%
Axos Financial, Inc.A	146,390	7,539,085
Blue Foundry BancorpA	6,181	90,737
Bridgewater Bancshares, Inc.A	1,967	34,993
Capitol Federal Financial, Inc.	62,056	690,683
Essent Group Ltd.	388,944	17,751,404
Federal Agricultural Mortgage Corp., Class C	945	115,101
FS Bancorp, Inc.	1,180	39,200
Home Bancorp, Inc.	761	29,565
Kearny Financial Corp.	33,500	433,490
Luther Burbank Corp.	238,995	3,066,306
MGIC Investment Corp.	3,825,744	58,074,794
Mr Cooper Group, Inc.A	174,281	6,997,382
NMI Holdings, Inc., Class AA	322,574	7,980,481
Northeast Community Bancorp, Inc.	4,755	53,732
Northfield Bancorp, Inc.	2,547	40,141
PennyMac Financial Services, Inc.	32,525	2,039,317
Provident Financial Services, Inc.	154,802	3,741,564
Radian Group, Inc.	591,205	13,237,080
Territorial Bancorp, Inc.	2,058	50,915
TrustCo Bank Corp.	2,854	96,751
Washington Federal, Inc.	295,798	10,358,846
Waterstone Financial, Inc.	2,750	56,155
William Penn Bancorp, Inc.	2,716	34,276
WSFS Financial Corp.	66,125	3,463,627

		136,015,625

Total Financials		1,375,843,899

Health Care - 3.64%
Biotechnology - 0.54%
Alkermes PLCA	331,699	8,458,324
Emergent BioSolutions, Inc.A	159,145	7,447,986
Ironwood Pharmaceuticals, Inc.A	663,806	7,401,437

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Health Care - 3.64% (continued)
Biotechnology - 0.54% (continued)
Vanda Pharmaceuticals, Inc.A	407,392	$6,176,063

		29,483,810

Health Care Equipment & Supplies - 0.36%
Integer Holdings Corp.A	95,571	7,493,722
Invacare Corp.A	555,974	1,250,942
NuVasive, Inc.A	141,201	7,343,864
Varex Imaging Corp.A	135,500	3,536,550

		19,625,078

Health Care Providers & Services - 2.20%
Acadia Healthcare Co., Inc.A	155,539	8,189,128
AdaptHealth Corp.A	310,968	5,877,295
Amedisys, Inc.A	48,874	6,602,877
AMN Healthcare Services, Inc.A	171,520	17,381,837
Apria, Inc.A	210,093	7,859,579
Brookdale Senior Living, Inc.A	60,199	318,453
Community Health Systems, Inc.A	140,464	1,782,488
Encompass Health Corp.	309,609	19,208,142
Hanger, Inc.A	738,205	13,383,657
MEDNAX, Inc.A	275,730	6,741,599
ModivCare, Inc.A	36,536	4,235,619
National HealthCare Corp.	5,040	329,616
Patterson Cos., Inc.	6,352	182,239
R1 RCM, Inc.A	574,599	13,663,964
Select Medical Holdings Corp.	611,166	14,197,386

		119,953,879

Health Care Technology - 0.32%
Evolent Health, Inc., Class AA	521,815	12,372,234
Omnicell, Inc.A	35,044	5,261,506

		17,633,740

Pharmaceuticals - 0.22%
Amneal Pharmaceuticals, Inc.A	171,119	758,057
Innoviva, Inc.A	31,039	497,555
Prestige Consumer Healthcare, Inc.A	92,839	5,240,761
Supernus Pharmaceuticals, Inc.A	171,447	5,289,140
Taro Pharmaceutical Industries Ltd.A	2,230	104,409

		11,889,922

Total Health Care		198,586,429

Industrials - 20.74%
Aerospace & Defense - 1.02%
AAR Corp.A	386,279	15,555,455
Aerojet Rocketdyne Holdings, Inc.	199,929	7,715,260
AeroVironment, Inc.A	87,443	4,977,255
BWX Technologies, Inc.	41,180	1,832,922
Curtiss-Wright Corp.	55,868	7,418,712
Mercury Systems, Inc.A	137,861	7,847,048
Moog, Inc., Class A	2,519	192,049
National Presto Industries, Inc.	1,499	123,293
Spirit AeroSystems Holdings, Inc., Class A	223,525	9,797,101
Vectrus, Inc.A	2,536	116,681

		55,575,776

Air Freight & Logistics - 0.93%
Air Transport Services Group, Inc.A	1,632,626	43,836,008
Atlas Air Worldwide Holdings, Inc.A	83,250	6,687,473

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Industrials - 20.74% (continued)
Air Freight & Logistics - 0.93% (continued)
Forward Air Corp.	697	$74,091

		50,597,572

Airlines - 0.50%
Hawaiian Holdings, Inc.A	1,465	25,051
JetBlue Airways Corp.A	523,403	7,657,386
Mesa Air Group, Inc.A	9,035	45,175
SkyWest, Inc.A	404,931	15,448,118
Spirit Airlines, Inc.A	183,092	3,930,985

		27,106,715

Building Products - 2.42%
Apogee Enterprises, Inc.	719,496	32,125,496
Armstrong Flooring, Inc.A	315,759	612,573
Armstrong World Industries, Inc.	75,412	7,467,296
Caesarstone Ltd.	1,551	19,124
Cornerstone Building Brands, Inc.A	1,870,702	27,592,855
Gibraltar Industries, Inc.A	386,227	21,165,240
Griffon Corp.	506,320	11,336,505
Insteel Industries, Inc.	1,295	48,990
JELD-WEN Holding, Inc.A	8,969	211,668
Masonite International Corp.A	1,447	143,600
Resideo Technologies, Inc.A	80,409	1,992,535
UFP Industries, Inc.	362,892	28,980,555

		131,696,437

Commercial Services & Supplies - 1.59%
ABM Industries, Inc.	1,838	76,626
ACCO Brands Corp.	24,148	196,565
Brink’s Co.	309,612	21,604,725
Deluxe Corp.	111,246	3,348,505
Ennis, Inc.	4,799	90,845
Harsco Corp.A	1,960,793	30,784,450
Healthcare Services Group, Inc.	6,847	124,547
HNI Corp.	523	21,935
Interface, Inc.	1,704,315	22,599,217
KAR Auction Services, Inc.A	1,242	17,661
Kimball International, Inc., Class B	8,821	86,622
Matthews International Corp., Class A	3,465	121,691
MillerKnoll, Inc.	135,899	5,248,419
Quad/Graphics, Inc.A	488,590	2,169,340
Steelcase, Inc., Class A	7,195	88,786

		86,579,934

Construction & Engineering - 2.84%
Arcosa, Inc.	15,692	732,189
Comfort Systems USA, Inc.	665	59,704
Dycom Industries, Inc.A	120,903	10,190,914
EMCOR Group, Inc.	297,267	35,437,199
Fluor Corp.A	2,337,733	49,185,902
Granite Construction, Inc.	220,234	7,924,019
Great Lakes Dredge & Dock Corp.A	8,827	120,842
MasTec, Inc.A	45,075	3,882,310
Matrix Service Co.A	430,054	3,122,192
MYR Group, Inc.A	684	64,317
Primoris Services Corp.	467,641	12,027,726
Sterling Construction Co., Inc.A	2,088	53,056
Tutor Perini Corp.A	12,907	153,593

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Industrials - 20.74% (continued)
Construction & Engineering - 2.84% (continued)
WillScot Mobile Mini Holdings Corp.A	855,577	$31,690,572

		154,644,535

Electrical Equipment - 1.35%
Atkore, Inc.A	78,018	8,408,780
AZZ, Inc.	4,430	210,779
Encore Wire Corp.	199,901	22,526,844
EnerSys	157,652	11,812,864
GrafTech International Ltd.	2,279,814	23,892,451
nVent Electric PLC	194,345	6,722,394
Powell Industries, Inc.	2,191	65,423
Preformed Line Products Co.	703	42,630
Thermon Group Holdings, Inc.A	5,829	99,967

		73,782,132

Machinery - 4.94%
Allison Transmission Holdings, Inc.	847,199	32,185,090
Altra Industrial Motion Corp.	1,309	63,198
Astec Industries, Inc.	98,399	6,227,673
Barnes Group, Inc.	1,569	70,872
Crane Co.	211,557	21,898,265
Energy Recovery, Inc.A	295,816	5,792,077
Enerpac Tool Group Corp.	847,448	15,126,947
EnPro Industries, Inc.	47,096	4,946,022
Flowserve Corp.	319,298	10,415,501
Gorman-Rupp Co.	82,468	3,307,791
Graham Corp.	2,696	33,269
Greenbrier Cos., Inc.	1,044,729	42,165,262
Hillenbrand, Inc.	321,793	14,956,939
Hyster-Yale Materials Handling, Inc.	64,367	2,889,435
Kennametal, Inc.	813,524	28,123,525
L B Foster Co., Class AA	1,807	27,322
Lindsay Corp.	39,340	4,966,675
Meritor, Inc.A	984,923	22,702,475
Miller Industries, Inc.	212,015	6,672,112
Mueller Industries, Inc.	62,186	3,212,529
Mueller Water Products, Inc., Class A	5,636	72,422
Proto Labs, Inc.A	1,768	88,718
Shyft Group, Inc.	191,594	8,035,452
Standex International Corp.	172,704	17,158,142
Timken Co.	123,244	8,232,699
Trinity Industries, Inc.	720	20,686
Wabash National Corp.	508,551	9,977,771

		269,368,869

Marine - 0.92%
Costamare, Inc.	7,628	100,232
Kirby Corp.A	579,690	37,784,194
Matson, Inc.	125,431	12,249,592

		50,134,018

Professional Services - 2.43%
BGSF, Inc.	2,502	34,052
CBIZ, Inc.A	1,492	57,636
FTI Consulting, Inc.A	522	76,113
Heidrick & Struggles International, Inc.	2,888	126,408
Hudson Global, Inc.A	57,987	1,732,652
Huron Consulting Group, Inc.A	164,396	7,253,151
KBR, Inc.	1,509,110	65,495,374

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Industrials - 20.74% (continued)
Professional Services - 2.43% (continued)
Kelly Services, Inc., Class A	9,260	$158,161
Korn Ferry	449,826	29,859,450
ManTech International Corp., Class A	1,022	73,829
Resources Connection, Inc.	6,971	121,504
Science Applications International Corp.	116,063	9,520,648
TrueBlue, Inc.A	683,092	18,170,247

		132,679,225

Road & Rail - 0.27%
Heartland Express, Inc.	5,754	86,080
Schneider National, Inc., Class B	1,716	43,930
Werner Enterprises, Inc.	325,565	14,516,943

		14,646,953

Trading Companies & Distributors - 1.53%
Air Lease Corp.	239,148	9,520,482
Applied Industrial Technologies, Inc.	1,340	131,293
Beacon Roofing Supply, Inc.A	149,158	8,184,299
BlueLinx Holdings, Inc.A	1,497	107,245
Boise Cascade Co.	117,758	8,268,967
DXP Enterprises, Inc.A	2,757	78,712
GATX Corp.	27,879	2,911,962
McGrath RentCorp	82,759	6,307,063
MRC Global, Inc.A	3,826	28,351
MSC Industrial Direct Co., Inc., Class A	90,488	7,387,440
NOW, Inc.A	1,011,187	8,989,452
Rush Enterprises, Inc., Class A	79,112	4,178,696
Titan Machinery, Inc.A	115,580	3,559,864
Triton International Ltd.	223,895	13,527,736
Univar Solutions, Inc.A	378,037	10,017,981

		83,199,543

Total Industrials		1,130,011,709

Information Technology - 10.45%
Communications Equipment - 1.51%
ADTRAN, Inc.	513,580	9,865,872
Casa Systems, Inc.A	89,453	396,277
Ciena Corp.A	380,555	25,234,602
CommScope Holding Co., Inc.A	328,320	3,082,925
Comtech Telecommunications Corp.	5,721	116,308
Extreme Networks, Inc.A	996,576	12,646,549
Infinera Corp.A B	2,983,463	25,120,758
NETGEAR, Inc.A	3,274	90,591
NetScout Systems, Inc.A	4,003	126,295
Viasat, Inc.A	119,931	5,279,363

		81,959,540

Electronic Equipment, Instruments & Components - 2.97%
Advanced Energy Industries, Inc.	87,602	7,549,540
Arrow Electronics, Inc.A	43,876	5,440,624
Avnet, Inc.	532,841	21,505,463
Belden, Inc.	228,091	12,761,692
Benchmark Electronics, Inc.	5,246	126,638
Daktronics, Inc.A	2,709	13,274
ePlus, Inc.A	1,222	56,175
FabrinetA	109,200	12,357,072
FARO Technologies, Inc.A	316,498	17,189,006
II-VI, Inc.A B	472,939	29,984,333

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Information Technology - 10.45% (continued)
Electronic Equipment, Instruments & Components - 2.97% (continued)
Insight Enterprises, Inc.A	2,588	$243,660
Kimball Electronics, Inc.A	5,374	106,352
Methode Electronics, Inc.	107,220	4,720,897
nLight, Inc.A	229,573	4,749,865
PC Connection, Inc.	2,195	95,153
Plexus Corp.A	34,841	2,700,874
Sanmina Corp.A	343,189	12,979,408
ScanSource, Inc.A	7,542	235,160
TTM Technologies, Inc.A	788,728	10,616,279
Vishay Intertechnology, Inc.	490,058	10,149,101
Vishay Precision Group, Inc.A	263,695	8,446,151

		162,026,717

IT Services - 1.09%
Alliance Data Systems Corp.	83,288	5,750,204
BM Technologies, Inc.A	1,314	12,404
Cass Information Systems, Inc.	3,218	130,908
CSG Systems International, Inc.	111,256	6,316,003
Euronet Worldwide, Inc.A	227,491	30,458,770
ExlService Holdings, Inc.A	94,625	11,404,205
MoneyGram International, Inc.A	6,914	60,636
Verra Mobility Corp.A	335,801	5,319,088

		59,452,218

Semiconductors & Semiconductor Equipment - 3.40%
Amkor Technology, Inc.	26,393	581,174
Azenta, Inc.	323,850	27,313,509
Cohu, Inc.A	971,998	32,056,494
Diodes, Inc.A	780,811	72,399,552
Ichor Holdings Ltd.A	3,010	127,684
Kulicke & Soffa Industries, Inc.	157,868	8,633,801
MaxLinear, Inc.A	61,320	3,680,427
Photronics, Inc.A	1,178,323	21,068,415
Tower Semiconductor Ltd.A	258,061	8,864,395
Ultra Clean Holdings, Inc.A	206,790	10,426,352

		185,151,803

Software - 1.23%
A10 Networks, Inc.	526,463	7,791,652
Ebix, Inc.	1,866	56,708
InterDigital, Inc.	243	16,774
Progress Software Corp.	362,699	16,506,432
Telos Corp.A	1,111,244	12,990,442
Verint Systems, Inc.A	161,105	8,269,520
WM Technology, Inc.A	653,026	3,310,842
Xperi Holding Corp.	350,324	5,909,966
Zuora, Inc., Class AA	744,030	12,373,219

		67,225,555

Technology Hardware, Storage & Peripherals - 0.25%
Diebold Nixdorf, Inc.A	11,543	107,811
Super Micro Computer, Inc.A	48,117	1,949,701
Xerox Holdings Corp.	551,290	11,637,732

		13,695,244

Total Information Technology		569,511,077

Materials - 4.20%
Chemicals - 0.99%
AdvanSix, Inc.	16,704	703,071

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Materials - 4.20% (continued)
Chemicals - 0.99% (continued)
American Vanguard Corp.	4,851	$73,590
Cabot Corp.	112,881	6,207,326
Chase Corp.	646	61,293
Chemours Co.	341,900	11,183,549
Ecovyst, Inc.	614,838	6,289,793
FutureFuel Corp.	3,182	24,820
Hawkins, Inc.	1,376	51,352
HB Fuller Co.	1,192	85,550
Ingevity Corp.A	303	19,971
Innospec, Inc.	841	78,179
Kronos Worldwide, Inc.	9,484	136,095
Livent Corp.A	200,303	4,608,972
Minerals Technologies, Inc.	154,426	10,805,187
NewMarket Corp.	220	74,375
Orion Engineered Carbons SA	480,148	8,210,531
Tredegar Corp.	7,092	83,331
Trinseo PLC	4,299	230,169
Tronox Holdings PLC, Class A	231,317	5,250,896

		54,178,050

Construction Materials - 0.21%
Eagle Materials, Inc.	76,605	11,172,839

Containers & Packaging - 0.28%
Graphic Packaging Holding Co.	474,195	8,967,027
Greif, Inc., Class A	11,854	701,283
O-I Glass, Inc.A	414,762	5,520,482
TriMas Corp.	1,234	42,894

		15,231,686

Metals & Mining - 2.66%
Alamos Gold, Inc., Class AB	1,325,402	9,052,496
Allegheny Technologies, Inc.A	2,007,201	36,711,706
Carpenter Technology Corp.	327,221	9,397,787
Commercial Metals Co.	477,477	15,966,831
Compass Minerals International, Inc.	1,698	90,673
Elah Holdings, Inc.A	3,357	271,917
Ferroglobe PLCA	1,734,379	8,810,645
Ferroglobe Representation & Warranty InsuranceC D	2,123,070	—
Hecla Mining Co.	1,185,717	5,881,156
Kaiser Aluminum Corp.	1,250	119,688
Materion Corp.	284,288	23,553,261
MP Materials Corp.A	227,985	9,105,721
Royal Gold, Inc.	50,985	5,177,527
Ryerson Holding Corp.	2,299	47,130
Schnitzer Steel Industries, Inc., Class A	180,241	7,054,633
Warrior Met Coal, Inc.	91,336	2,389,109
Worthington Industries, Inc.	205,569	11,137,728

		144,768,008

Paper & Forest Products - 0.06%
Clearwater Paper Corp.A	601	19,003
Glatfelter Corp.	5,770	100,167
Mercer International, Inc.	4,891	59,426
Schweitzer-Mauduit International, Inc.	102,059	3,089,326

		3,267,922

Total Materials		228,618,505

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Real Estate - 4.29%
Equity Real Estate Investment Trusts (REITs) - 3.55%
Agree Realty Corp.	136,353	$8,914,759
Alexander’s, Inc.	487	128,212
Apple Hospitality REIT, Inc.	430,272	6,940,287
Braemar Hotels & Resorts, Inc.A	4,742	25,370
Brandywine Realty Trust	620,509	7,979,746
CareTrust REIT, Inc.	782,113	16,588,617
Corporate Office Properties Trust	351,234	8,872,171
DiamondRock Hospitality Co.A	2,215	20,710
EPR Properties	178,672	7,856,208
Highwoods Properties, Inc.	108,509	4,678,908
Industrial Logistics Properties Trust	212,391	4,870,126
LXP Industrial Trust	1,606,191	23,916,184
Paramount Group, Inc.	5,050	43,884
Pebblebrook Hotel Trust	377,012	8,162,310
Physicians Realty Trust	281,700	5,143,842
Piedmont Office Realty Trust, Inc., Class A	566,033	10,052,746
PotlatchDeltic Corp.	382,314	20,564,670
Rayonier, Inc.	194,022	7,089,564
Retail Opportunity Investments Corp.	361,486	6,698,336
RLJ Lodging Trust	1,994	27,617
Seritage Growth Properties, Class AA B	1,074,188	11,128,588
STAG Industrial, Inc.	121,015	5,170,971
Sunstone Hotel Investors, Inc.A	749,714	8,479,265
Terreno Realty Corp.	91,217	6,820,295
Uniti Group, Inc.	313,674	3,766,911
Urban Edge Properties	502,243	9,160,912

		193,101,209

Real Estate Management & Development - 0.74%
Cushman & Wakefield PLCA	3,324	69,771
Douglas Elliman, Inc.	231,923	1,799,723
Forestar Group, Inc.A	6,289	125,466
Howard Hughes Corp.A	91,104	8,774,226
Newmark Group, Inc., Class A	551,481	8,443,174
RE/MAX Holdings, Inc., Class A	4,461	132,759
Realogy Holdings Corp.A	335,452	5,534,958
RMR Group, Inc., Class A	485,825	15,551,258

		40,431,335

Total Real Estate		233,532,544

Utilities - 2.53%
Electric Utilities - 0.70%
ALLETE, Inc.	7,417	473,427
Hawaiian Electric Industries, Inc.	67,542	2,870,535
Otter Tail Corp.	2,024	128,322
PNM Resources, Inc.	47,231	2,116,421
Portland General Electric Co.	616,524	32,392,171

		37,980,876

Gas Utilities - 0.77%
Chesapeake Utilities Corp.	53,898	7,341,446
National Fuel Gas Co.	181,759	11,038,224
South Jersey Industries, Inc.	63,840	1,597,277
Southwest Gas Holdings, Inc.	295,109	20,120,532

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.73% (continued)
Utilities - 2.53% (continued)
Gas Utilities - 0.77% (continued)
Spire, Inc.	29,345	$1,934,422

		42,031,901

Multi-Utilities - 1.06%
Avista Corp.	970,850	43,163,991
NorthWestern Corp.B	247,938	14,410,157

		57,574,148

Total Utilities		137,586,925

Total Common Stocks (Cost $3,929,246,314)		5,160,795,550

SHORT-TERM INVESTMENTS - 2.68% (Cost $146,006,584)
Investment Companies - 2.68%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	146,006,584	146,006,584

SECURITIES LENDING COLLATERAL - 0.18% (Cost $9,609,134)
Investment Companies - 0.18%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	9,609,134	9,609,134

TOTAL INVESTMENTS - 97.59% (Cost $4,084,862,032)		5,316,411,268
OTHER ASSETS, NET OF LIABILITIES - 2.41%		131,275,171

TOTAL NET ASSETS - 100.00%		$5,447,686,439

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.
C	Value was determined using significant unobservable inputs.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on January 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	1,446	March 2022	$155,314,119	$146,364,120	$(8,949,999)

			$155,314,119	$146,364,120	$(8,949,999)

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$5,160,795,550	$—	$0	(1)	$5,160,795,550
Short-Term Investments	146,006,584	—	—		146,006,584
Securities Lending Collateral	9,609,134	—	—		9,609,134

Total Investments in Securities - Assets	$5,316,411,268	$—	$—		$5,316,411,268

Financial Derivative Instruments - Liabilities
Futures Contracts	$(8,949,999)	$—	$—		$(8,949,999)

Total Financial Derivative Instruments - Liabilities	$(8,949,999)	$—	$—		$(8,949,999)

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
Australia - 2.11% (Cost $4,434,303)
Common Stocks - 2.11%
BHP Group Ltd., ADRA	105,300	$6,697,080

Belgium - 2.49% (Cost $6,160,069)
Common Stocks - 2.49%
Groupe Bruxelles Lambert SAB	73,512	7,888,654

Canada - 2.17% (Cost $3,955,901)
Common Stocks - 2.17%
Nutrien Ltd.	98,550	6,878,790

China/Hong Kong - 1.16%
Common Stocks - 1.16%
Shangri-La Asia Ltd.B C	377,000	294,897
Swire Pacific Ltd., Class AB	560,000	3,379,896

Total Common Stocks		3,674,793

Total China/Hong Kong (Cost $4,514,229)		3,674,793

France - 16.67%
Common Stocks - 16.67%
Accor SAB C	162,800	5,969,020
Bollore SAB	1,605,600	8,662,303
Bureau Veritas SAB	302,798	8,671,862
EssilorLuxottica SAB	53,001	10,050,300
JCDecaux SAB C	115,941	3,161,787
Orpea SAB	71,400	3,126,547
SanofiB	74,100	7,702,791
Ubisoft Entertainment SAB C	27,000	1,544,296
Vivendi SEB	304,000	3,984,000

Total Common Stocks		52,872,906

Total France (Cost $49,198,377)		52,872,906

Germany - 16.14%
Common Stocks - 14.11%
adidas AGB	15,500	4,221,411
Duerr AGB	123,500	5,402,057
GEA Group AGB	82,664	3,876,516
Infineon Technologies AGB	217,000	8,864,246
KION Group AGB	41,100	3,749,892
Siemens AG, ADR	123,500	9,749,090
Software AGB	128,000	4,903,960
Stroeer SE & Co. KGaAB	53,369	3,976,135

Total Common Stocks		44,743,307

Preferred Stocks - 2.03%
Henkel AG & Co. KGaAB D	79,000	6,433,089

Total Germany (Cost $38,796,987)		51,176,396

Ireland - 3.26% (Cost $6,654,575)
Common Stocks - 3.26%
CRH PLCB	205,400	10,325,820

Japan - 21.06%
Common Stocks - 21.06%
Amano Corp.B	299,103	6,024,535
Asahi Group Holdings Ltd.B	220,200	8,999,759

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
Japan - 21.06% (continued)
Common Stocks - 21.06% (continued)
FANUC Corp.B	42,600	$8,430,065
Hitachi Ltd.B	160,768	8,379,998
Hoya Corp.B	25,800	3,340,931
Makita Corp.B	149,000	5,577,006
Rohm Co. Ltd.B	61,500	5,168,687
Sony Group Corp., ADR	82,400	9,200,784
TBS Holdings, Inc.B	355,700	5,331,605
Toyota Industries Corp.B	81,200	6,344,814

Total Common Stocks		66,798,184

Total Japan (Cost $52,709,984)		66,798,184

Mexico - 3.03%
Common Stocks - 3.03%
Fomento Economico Mexicano SAB de CV, ADR	66,000	4,964,520
Grupo Televisa SAB, ADR	455,000	4,654,650

Total Common Stocks		9,619,170

Total Mexico (Cost $8,281,905)		9,619,170

Netherlands - 1.00% (Cost $3,795,279)
Common Stocks - 1.00%
Universal Music Group NVB	128,200	3,184,386

Republic of Korea - 3.16% (Cost $5,361,805)
Preferred Stocks - 3.16%
Samsung Electronics Co. Ltd.B D	178,800	10,021,855

Spain - 2.77%
Common Stocks - 2.77%
Applus Services SAB	456,300	4,018,334
Industria de Diseno Textil SAB	158,300	4,782,968

Total Common Stocks		8,801,302

Total Spain (Cost $9,769,588)		8,801,302

Switzerland - 7.45%
Common Stocks - 7.45%
Alcon, Inc.A	95,400	7,324,812
Novartis AG, ADR	79,000	6,865,890
UBS Group AGA C	505,860	9,444,406

Total Common Stocks		23,635,108

Total Switzerland (Cost $17,614,575)		23,635,108

Taiwan - 1.01% (Cost $1,158,352)
Common Stocks - 1.01%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,100	3,200,643

United Kingdom - 13.19%
Common Stocks - 13.19%
BP PLC, ADR	294,000	9,090,480
Diageo PLC, ADR	47,100	9,606,045
IMI PLCB	211,800	4,745,350
Johnson Matthey PLCB	134,100	3,535,571
Smith & Nephew PLCB	425,700	7,232,411

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
United Kingdom - 13.19% (continued)
Common Stocks - 13.19% (continued)
Smiths Group PLCB	361,400	$7,617,205

Total Common Stocks		41,827,062

Total United Kingdom (Cost $34,689,215)		41,827,062

United States - 1.39% (Cost $5,710,538)
Common Stocks - 1.39%
Clarivate PLCA C	267,000	4,394,820

SHORT-TERM INVESTMENTS - 1.38% (Cost $4,364,861)
Investment Companies - 1.38%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	4,364,861	4,364,861

SECURITIES LENDING COLLATERAL - 4.27% (Cost $13,541,353)
Investment Companies - 4.27%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	13,541,353	13,541,353

TOTAL INVESTMENTS - 103.71% (Cost $270,711,896)		328,903,183
LIABILITIES, NET OF OTHER ASSETS - (3.71%)		(11,764,431)

TOTAL NET ASSETS - 100.00%		$317,138,752

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $218,924,959 or 69.03% of net assets.
C	Non-income producing security.
D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Forward Foreign Currency Contracts Open on January 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	65,327	HKD	65,302	2/4/2022	SSB	$25	$—	$25
USD	58,948	HKD	58,926	2/7/2022	SSB	22	—	22

						$47	$—	$47

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

HKD	Hong Kong Dollar
USD	United States Dollar

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$6,697,080	$—	$—	$6,697,080
Belgium	—	7,888,654	—	7,888,654
Canada	6,878,790	—	—	6,878,790
China/Hong Kong	—	3,674,793	—	3,674,793
France	—	52,872,906	—	52,872,906
Germany	9,749,090	34,994,217	—	44,743,307
Ireland	—	10,325,820	—	10,325,820
Japan	9,200,784	57,597,400	—	66,798,184
Mexico	9,619,170	—	—	9,619,170
Netherlands	—	3,184,386	—	3,184,386
Spain	—	8,801,302	—	8,801,302
Switzerland	23,635,108	—	—	23,635,108
Taiwan	3,200,643	—	—	3,200,643
United Kingdom	18,696,525	23,130,537	—	41,827,062
Foreign Preferred Stocks
Germany	—	6,433,089	—	6,433,089
Republic of Korea	—	10,021,855	—	10,021,855
Common Stocks
United States	4,394,820	—	—	4,394,820
Short-Term Investments	4,364,861	—	—	4,364,861
Securities Lending Collateral	13,541,353	—	—	13,541,353

Total Investments in Securities - Assets	$109,978,224	$218,924,959	$—	$328,903,183

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$47	$—	$47

Total Financial Derivative Instruments - Assets	$—	$47	$—	$47

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of January 31, 2022, the Trust consists of twenty-eight active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,071,661	$488,015	$588,050	$1,076,065
International Equity	16,475,846	241,147	16,524,898	16,766,045
Large Cap Value	12,962,493	11,032,236	1,984,592	13,016,828
Mid-Cap Value	2,386,283	—	2,353,323	2,353,323
Small Cap Value	60,780,851	9,609,134	50,669,790	60,278,924
Tocqueville International Value	23,406,900	13,541,353	10,166,093	23,707,446

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$149,285,265	$34,037,618	$(3,215,222)	$30,822,396
Garcia Hamilton Quality Bond	438,716,975	451,973	(5,023,618)	(4,571,645)
International Equity	1,812,197,932	284,584,997	(109,219,282)	175,365,715
Large Cap Value	2,665,743,672	1,383,405,855	(48,527,158)	1,334,878,697
Mid-Cap Value	133,712,374	52,942,479	(4,817,713)	48,124,766
Small Cap Value	4,084,862,032	1,429,903,524	(198,354,288)	1,231,549,236
Tocqueville International Value	270,711,896	72,883,831	(14,692,544)	58,191,287

For federal income tax purposes, the Funds measures their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2021, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$3,865,914	$551,990
Tocqueville International Value	—	12,379,528